UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3855

Fidelity Advisor Series VIII
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.,

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2015

Item 1. Reports to Stockholders

Contents Shareholder Expense Example Investment Changes (Unaudited) Investments June 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Emerging Markets Income
Fund - Institutional Class

(To be renamed Class I
effective July 1, 2015)

Semiannual Report

June 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1, 2015 to June 30, 2015
Class A	1.17%
Actual		$ 1,000.00	$ 1,019.90	$ 5.86
HypotheticalA		$ 1,000.00	$ 1,018.99	$ 5.86
Class T	1.22%
Actual		$ 1,000.00	$ 1,019.70	$ 6.11
HypotheticalA		$ 1,000.00	$ 1,018.74	$ 6.11
Class B	1.90%
Actual		$ 1,000.00	$ 1,016.30	$ 9.50
HypotheticalA		$ 1,000.00	$ 1,015.37	$ 9.49
Class C	1.93%
Actual		$ 1,000.00	$ 1,016.90	$ 9.65
HypotheticalA		$ 1,000.00	$ 1,015.22	$ 9.64
Institutional Class	.89%
Actual		$ 1,000.00	$ 1,021.30	$ 4.46
HypotheticalA		$ 1,000.00	$ 1,020.38	$ 4.46

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Countries as of June 30, 2015
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Mexico	8.5	8.3
Venezuela	6.5	6.1
Russia	6.1	6.7
Turkey	5.4	6.6
Cayman Islands	5.0	3.3
Percentages are adjusted for the effect of open futures contracts, if applicable.
Top Five Holdings as of June 30, 2015
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Russian Federation	6.1	6.7
Petroleos Mexicanos	4.8	3.0
Turkish Republic	4.8	6.2
Petroleos de Venezuela SA	3.8	3.6
U.S. Treasury Obligations	3.0	0.0
	22.5
Asset Allocation (% of fund's net assets)
As of June 30, 2015	As of December 31, 2014
Corporate Bonds 37.6%	Corporate Bonds 28.8%
Government Obligations 49.0%	Government Obligations 57.5%
Stocks 1.9%	Stocks 1.0%
Preferred Securities 1.3%	Preferred Securities 1.1%
Investment Companies 0.9%	Investment Companies 0.5%
Short-Term Investments and Net Other Assets (Liabilities) 9.3%	Short-Term Investments and Net Other Assets (Liabilities) 11.1%

Semiannual Report

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 37.6%
		Principal Amount (e)	Value
Australia - 0.2%
CNOOC Curtis Funding No. 1 Pvt Ltd. 4.5% 10/3/23 (h)		$ 5,260,000	$ 5,527,119
Azerbaijan - 1.2%
International Bank of Azerbaijan OJSC 5.625% 6/11/19 (Reg. S)		5,305,000	5,130,466
State Oil Co. of Azerbaijan Republic:
4.75% 3/13/23 (Reg. S)		15,725,000	14,969,807
5.45% 2/9/17 (Reg. S)		8,010,000	8,296,358
6.95% 3/18/30 (Reg. S)		5,000,000	5,294,600
TOTAL AZERBAIJAN			33,691,231
Bermuda - 0.8%
Digicel Group Ltd. 6.75% 3/1/23 (h)		4,170,000	4,087,851
Mubadala GE Capital Ltd. 3% 11/10/19 (h)		15,235,000	15,101,694
Qtel International Finance Ltd. 7.875% 6/10/19 (Reg. S)		3,510,000	4,242,228
TOTAL BERMUDA			23,431,773
Brazil - 1.9%
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (h)		4,425,000	4,469,250
5.5% 7/12/20 (h)		5,155,000	5,361,200
5.75% 9/26/23 (h)		8,215,000	8,385,051
6.369% 6/16/18 (h)		6,630,000	7,094,100
6.5% 6/10/19 (h)		6,745,000	7,276,169
Caixa Economica Federal:
2.375% 11/6/17 (h)		3,875,000	3,729,688
3.5% 11/7/22 (h)		2,030,000	1,789,445
4.25% 5/13/19 (h)		9,175,000	9,080,498
4.5% 10/3/18 (h)		6,530,000	6,538,163
7.25% 7/23/24 (h)(j)		1,715,000	1,663,550
TOTAL BRAZIL			55,387,114
British Virgin Islands - 1.6%
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (h)	BRL	20,415,000	6,114,782
Sinochem Overseas Capital Co. Ltd. 4.5% 11/12/20 (h)		6,015,000	6,361,693
Sinopec Group Overseas Development 2012 Ltd.:
3.9% 5/17/22 (h)		7,010,000	7,163,862
4.875% 5/17/42 (h)		2,375,000	2,436,662
Sinopec Group Overseas Development 2014 Ltd. 4.375% 4/10/24 (h)		3,930,000	4,121,863
Sinopec Group Overseas Development Ltd.:
4.375% 10/17/23 (h)		5,260,000	5,512,343
5.375% 10/17/43 (h)		1,785,000	1,974,283
State Grid Overseas Investment 2013 Ltd.:
3.125% 5/22/23 (h)		2,900,000	2,843,772
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
British Virgin Islands - continued
State Grid Overseas Investment 2013 Ltd.: - continued
4.375% 5/22/43 (h)		$ 1,700,000	$ 1,647,079
State Grid Overseas Investment 2014 Ltd.:
4.125% 5/7/24 (h)		5,760,000	6,032,995
4.85% 5/7/44 (h)		2,200,000	2,319,704
TOTAL BRITISH VIRGIN ISLANDS			46,529,038
Canada - 0.2%
First Quantum Minerals Ltd.:
6.75% 2/15/20 (h)		555,000	536,963
7% 2/15/21 (h)		1,460,000	1,396,125
7.25% 10/15/19 (h)		1,755,000	1,759,388
7.25% 5/15/22 (h)		1,345,000	1,286,156
TOTAL CANADA			4,978,632
Cayman Islands - 2.9%
Alibaba Group Holding Ltd. 3.125% 11/28/21 (h)		11,625,000	11,481,594
Brazil Minas SPE 5.333% 2/15/28 (h)		6,985,000	6,600,825
Lamar Funding Ltd. 3.958% 5/7/25 (h)		6,220,000	6,048,950
Petrobras International Finance Co. Ltd.:
3.5% 2/6/17		2,930,000	2,898,444
5.375% 1/27/21		17,240,000	16,581,432
6.125% 10/6/16		4,640,000	4,767,600
6.75% 1/27/41		16,025,000	14,033,573
8.375% 12/10/18		19,476,000	21,276,167
TOTAL CAYMAN ISLANDS			83,688,585
China - 0.1%
Export-Import Bank of China 3.625% 7/31/24 (h)		3,430,000	3,474,247
Colombia - 0.3%
Ecopetrol SA:
5.375% 6/26/26		3,935,000	3,874,598
7.375% 9/18/43		3,740,000	3,920,268
TOTAL COLOMBIA			7,794,866
Costa Rica - 0.3%
Banco de Costa Rica 5.25% 8/12/18 (h)		1,645,000	1,686,948
Banco Nacional de Costa Rica 6.25% 11/1/23 (h)		1,600,000	1,608,000
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
Costa Rica - continued
Instituto Costarricense de Electricidad:
6.375% 5/15/43 (h)		$ 3,400,000	$ 2,851,750
6.95% 11/10/21 (h)		3,639,000	3,816,401
TOTAL COSTA RICA			9,963,099
Georgia - 0.7%
Georgian Oil & Gas Corp. 6.875% 5/16/17 (h)		16,290,000	16,412,175
JSC Georgian Railway 7.75% 7/11/22 (h)		3,289,000	3,566,921
TOTAL GEORGIA			19,979,096
Hungary - 0.1%
Hungarian Development Bank Ltd. 6.25% 10/21/20 (h)		2,145,000	2,391,739
India - 0.2%
Export-Import Bank of India 4% 1/14/23 (Reg. S)		3,425,000	3,399,915
ICICI Bank Ltd. 7.25% (h)(i)(j)		2,000,000	2,038,214
TOTAL INDIA			5,438,129
Indonesia - 1.4%
PT Pertamina Persero:
4.3% 5/20/23 (h)		4,990,000	4,777,925
4.875% 5/3/22 (h)		4,610,000	4,650,338
5.25% 5/23/21 (h)		3,990,000	4,134,837
5.625% 5/20/43 (h)		4,410,000	3,913,875
6% 5/3/42 (h)		5,395,000	5,004,942
6.45% 5/30/44 (h)		6,345,000	6,249,825
6.5% 5/27/41 (h)		7,955,000	7,885,792
PT Perusahaan Listrik Negara 5.5% 11/22/21 (Reg. S)		4,420,000	4,674,150
TOTAL INDONESIA			41,291,684
Ireland - 1.8%
RZD Capital Ltd. 5.7% 4/5/22 (Reg. S)		5,300,000	4,972,725
SCF Capital Ltd. 5.375% 10/27/17 (h)		5,250,000	5,038,740
Vnesheconombank Via VEB Finance PLC:
4.224% 11/21/18 (h)		3,900,000	3,626,883
5.375% 2/13/17 (h)		10,430,000	10,494,249
5.45% 11/22/17 (h)		8,710,000	8,710,000
5.942% 11/21/23 (h)		1,935,000	1,683,450
6.025% 7/5/22 (h)		4,110,000	3,660,522
6.902% 7/9/20 (h)		13,560,000	13,153,200
TOTAL IRELAND			51,339,769
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
Israel - 0.6%
B Communications Ltd. 7.375% 2/15/21 (h)		$ 4,515,000	$ 4,842,338
Israel Electric Corp. Ltd.:
5.625% 6/21/18 (Reg. S)		6,180,000	6,570,082
7.25% 1/15/19 (Reg. S)		3,710,000	4,183,025
7.75% 12/15/27 (Reg. S)		1,675,000	2,058,240
TOTAL ISRAEL			17,653,685
Kazakhstan - 3.1%
Development Bank of Kazakhstan JSC 4.125% 12/10/22 (h)		5,920,000	5,268,800
Kazagro National Management Holding JSC 4.625% 5/24/23 (h)		5,115,000	4,501,200
KazMunaiGaz Finance Sub BV:
4.875% 5/7/25 (h)		4,545,000	4,140,495
6% 11/7/44 (h)		7,225,000	6,195,438
6.375% 4/9/21 (h)		10,625,000	11,125,438
7% 5/5/20 (h)		14,885,000	15,986,490
9.125% 7/2/18 (h)		13,945,000	15,757,850
KazMunaiGaz National Co.:
4.4% 4/30/23 (h)		3,070,000	2,795,726
5.75% 4/30/43 (h)		19,495,000	16,266,920
Samruk-Energy JSC 3.75% 12/20/17 (Reg. S)		1,955,000	1,896,350
Zhaikmunai International BV 7.125% 11/13/19 (h)		6,580,000	6,226,325
TOTAL KAZAKHSTAN			90,161,032
Luxembourg - 2.9%
Cosan Luxembourg SA 9.5% 3/14/18 (h)	BRL	15,690,000	4,403,051
Gaz Capital SA:
8.146% 4/11/18 (Reg. S)		6,550,000	7,000,313
9.25% 4/23/19 (Reg. S)		3,035,000	3,368,850
OJSC Russian Agricultural Bank 7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (h)		12,550,000	12,951,600
RSHB Capital SA:
5.1% 7/25/18 (h)		12,385,000	11,827,675
5.298% 12/27/17 (h)		22,845,000	22,320,250
6% 6/3/21 (Reg. S) (j)		3,405,000	3,064,500
6.299% 5/15/17 (Reg. S)		14,710,000	14,783,550
8.5% 10/16/23 (h)		2,460,000	2,201,700
TOTAL LUXEMBOURG			81,921,489
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
Malaysia - 0.6%
1MDB Global Investments Ltd. 4.4% 3/9/23		$ 12,400,000	$ 10,879,636
Petronas Capital Ltd. 3.5% 3/18/25 (h)		7,075,000	6,999,262
TOTAL MALAYSIA			17,878,898
Mexico - 6.8%
Comision Federal de Electricid:
4.875% 5/26/21 (h)		4,745,000	4,958,525
4.875% 1/15/24 (h)		10,990,000	11,237,275
5.75% 2/14/42 (Reg. S)		3,730,000	3,642,643
Pemex Project Funding Master Trust:
6.625% 6/15/35		24,800,000	26,474,000
8.625% 2/1/22		8,763,000	10,406,063
Petroleos Mexicanos:
3.5% 7/23/20 (h)		2,925,000	2,957,117
3.5% 1/30/23		3,785,000	3,590,830
4.5% 1/23/26 (h)		20,315,000	19,855,881
4.875% 1/24/22		14,440,000	15,015,723
4.875% 1/18/24		3,785,000	3,879,625
5.5% 1/21/21		16,065,000	17,422,493
5.5% 6/27/44		8,840,000	8,132,800
5.625% 1/23/46 (h)		6,588,000	6,151,216
6% 3/5/20		3,830,000	4,280,025
6.375% 1/23/45		10,505,000	10,780,756
6.5% 6/2/41		24,950,000	25,948,000
6.625% (h)(i)		22,640,000	22,555,100
TOTAL MEXICO			197,288,072
Netherlands - 3.0%
Bulgaria Steel Finance BV 12% 5/4/13 unit (d)	EUR	600,000	6,689
Indosat Palapa Co. BV 7.375% 7/29/20 (h)		14,770,000	15,286,950
Kazakhstan Temir Zholy Finance BV:
6.375% 10/6/20 (h)		4,965,000	5,169,806
6.95% 7/10/42 (h)		9,065,000	8,684,451
Majapahit Holding BV:
7.75% 1/20/20 (h)		3,925,000	4,538,281
7.875% 6/29/37 (Reg. S)		3,950,000	4,552,375
8% 8/7/19 (h)		3,010,000	3,469,025
Petrobras Global Finance BV:
6.25% 3/17/24		17,600,000	16,992,272
6.85% 6/5/15		22,205,000	18,216,094
7.25% 3/17/44		11,025,000	10,235,169
TOTAL NETHERLANDS			87,151,112
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
Philippines - 0.2%
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (h)		$ 4,605,000	$ 6,027,024
Qatar - 0.2%
Ras Laffan Liquefied Natural Gas Co. Ltd. III 6.75% 9/30/19 (Reg. S)		3,705,000	4,362,638
South Africa - 1.0%
Eskom Holdings SOC Ltd.:
5.75% 1/26/21 (Reg. S)		15,430,000	15,121,400
6.75% 8/6/23 (h)		4,550,000	4,612,472
7.125% 2/11/25 (h)		5,015,000	5,074,077
TransCanada PipeLines Ltd. 4% 7/26/22 (h)		4,575,000	4,393,830
TOTAL SOUTH AFRICA			29,201,779
Sri Lanka - 0.3%
Bank of Ceylon 6.875% 5/3/17 (h)		4,255,000	4,372,013
National Savings Bank 8.875% 9/18/18 (h)		2,625,000	2,844,975
TOTAL SRI LANKA			7,216,988
Trinidad & Tobago - 0.4%
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (h)		8,950,000	10,426,750
Tunisia - 0.3%
Banque Centrale de Tunisie 5.75% 1/30/25 (h)		7,710,000	7,526,888
Turkey - 0.4%
Arcelik A/S 5% 4/3/23 (h)		7,430,000	7,107,687
Export Credit Bank of Turkey 5% 9/23/21 (h)		3,420,000	3,441,163
TOTAL TURKEY			10,548,850
United Kingdom - 0.2%
Biz Finance PLC 8.375% 7/27/15 (Reg. S)		7,150,000	5,469,750
JSC Oschadbank 8.25% 3/10/16 (Issued by SSB #1 PLC for JSC Oschadbank)		1,955,000	1,446,700
TOTAL UNITED KINGDOM			6,916,450
United States of America - 0.1%
Brazil Loan Trust 1 5.477% 7/24/23 (h)		3,054,902	3,009,078
Venezuela - 3.8%
Petroleos de Venezuela SA:
5.25% 4/12/17		14,155,000	7,048,482
5.375% 4/12/27		40,810,000	13,977,425
5.5% 4/12/37		55,345,000	18,983,335
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
Venezuela - continued
Petroleos de Venezuela SA: - continued
6% 5/16/24 (h)		$ 45,830,000	$ 16,613,375
6% 11/15/26 (Reg. S)		49,810,000	17,558,025
8.5% 11/2/17 (h)		17,650,000	12,134,375
8.5% 11/2/17 (Reg. S)		9,100,000	6,256,250
9% 11/17/21 (Reg. S)		12,225,000	4,981,688
9.75% 5/17/35 (h)		14,225,000	5,754,013
9.75% 5/17/35		4,955,000	2,004,298
12.75% 2/17/22 (h)		9,435,000	4,656,173
TOTAL VENEZUELA			109,967,439
TOTAL NONCONVERTIBLE BONDS (Cost $1,148,559,893)			1,082,164,293
Government Obligations - 49.0%

Armenia - 0.9%
Republic of Armenia 6% 9/30/20 (h)		27,270,000	26,640,063
Azerbaijan - 0.1%
Azerbaijan Republic 4.75% 3/18/24 (h)		3,880,000	3,952,944
Barbados - 0.6%
Barbados Government:
7% 8/4/22 (h)		11,709,000	11,978,131
7.25% 12/15/21 (h)		4,482,000	4,655,678
TOTAL BARBADOS			16,633,809
Belarus - 0.1%
Belarus Republic 8.95% 1/26/18		3,570,000	3,406,673
Belize - 0.1%
Belize Government 5% 2/20/38 (f)(h)		2,946,600	2,209,950
Bolivia - 0.2%
Plurinational State of Bolivia 5.95% 8/22/23 (h)		4,325,000	4,584,500
Government Obligations - continued
		Principal Amount (e)	Value
Brazil - 2.8%
Brazilian Federative Republic:
2.625% 1/5/23		$ 9,000,000	$ 7,987,500
4.25% 1/7/25		19,160,000	18,498,980
4.875% 1/22/21		5,310,000	5,548,950
5.625% 1/7/41		5,040,000	4,813,200
8.25% 1/20/34		18,155,000	22,557,588
10.125% 5/15/27		6,170,000	9,100,750
12.25% 3/6/30		6,415,000	11,049,838
TOTAL BRAZIL			79,556,806
Colombia - 2.1%
Colombian Republic:
2.625% 3/15/23		3,485,000	3,192,260
4% 2/26/24		16,885,000	16,800,575
4.375% 7/12/21		4,500,000	4,707,000
6.125% 1/18/41		10,570,000	11,442,025
7.375% 9/18/37		16,745,000	20,638,213
11.75% 2/25/20		3,518,000	4,784,480
TOTAL COLOMBIA			61,564,553
Congo - 0.9%
Congo Republic 4% 6/30/29		27,922,552	24,795,226
Costa Rica - 0.9%
Costa Rican Republic:
4.25% 1/26/23 (h)		3,785,000	3,493,555
4.375% 4/30/25 (h)		4,135,000	3,725,635
5.625% 4/30/43 (h)		2,120,000	1,749,000
7% 4/4/44 (h)		5,635,000	5,451,863
7.158% 3/12/45 (h)		10,440,000	10,179,000
TOTAL COSTA RICA			24,599,053
Croatia - 1.2%
Croatia Republic:
5.5% 4/4/23 (h)		4,640,000	4,770,523
6% 1/26/24 (h)		7,000,000	7,400,764
6.375% 3/24/21 (h)		6,640,000	7,162,900
Government Obligations - continued
		Principal Amount (e)	Value
Croatia - continued
Croatia Republic: - continued
6.625% 7/14/20 (h)		$ 4,665,000	$ 5,101,597
6.75% 11/5/19		8,795,000	9,679,953
TOTAL CROATIA			34,115,737
Dominican Republic - 1.0%
Dominican Republic:
5.875% 4/18/24 (h)		5,170,000	5,363,875
6.6% 1/28/24 (h)		3,375,000	3,636,563
6.85% 1/27/45 (h)		6,555,000	6,686,100
7.45% 4/30/44 (h)		6,320,000	6,904,600
7.5% 5/6/21 (h)		5,245,000	5,887,513
TOTAL DOMINICAN REPUBLIC			28,478,651
Ecuador - 0.3%
Ecuador Republic 7.95% 6/20/24 (h)		9,190,000	8,202,075
Egypt - 0.6%
Arab Republic 5.875% 6/11/25 (h)		10,245,000	10,004,243
Arab Republic of Egypt:
5.75% 4/29/20 (h)		5,200,000	5,402,800
6.875% 4/30/40 (h)		3,170,000	3,098,675
TOTAL EGYPT			18,505,718
El Salvador - 0.8%
El Salvador Republic:
5.875% 1/30/25 (Reg.S)		4,972,000	4,766,905
6.375% 1/18/27 (h)		4,065,000	3,932,888
7.375% 12/1/19		3,695,000	4,009,075
7.625% 2/1/41 (h)		1,940,000	1,920,600
7.65% 6/15/35 (Reg. S)		2,715,000	2,728,575
7.75% 1/24/23 (Reg. S)		1,995,000	2,167,069
8.25% 4/10/32 (Reg. S)		1,930,000	2,108,525
TOTAL EL SALVADOR			21,633,637
Ethiopia - 0.2%
Federal Democratic Republic of Ethiopia 6.625% 12/11/24 (h)		6,395,000	6,315,063
Government Obligations - continued
		Principal Amount (e)	Value
Gabon - 0.5%
Gabonese Republic:
6.375% 12/12/24 (h)		$ 9,200,000	$ 8,901,000
6.95% 6/16/25 (h)		5,620,000	5,577,850
TOTAL GABON			14,478,850
Ghana - 0.8%
Ghana Republic:
7.875% 8/7/23 (Reg.S)		7,830,000	7,068,141
8.125% 1/18/26 (h)		9,855,000	8,970,021
8.5% 10/4/17(Reg. S)		5,450,000	5,616,225
TOTAL GHANA			21,654,387
Hungary - 1.7%
Hungarian Republic:
5.375% 2/21/23		6,538,000	7,072,155
5.375% 3/25/24		7,157,000	7,756,399
5.75% 11/22/23		8,830,000	9,779,225
6.25% 1/29/20		8,049,000	9,014,880
6.375% 3/29/21		13,167,000	14,937,962
TOTAL HUNGARY			48,560,621
Indonesia - 1.3%
Indonesian Republic:
3.375% 4/15/23 (h)		3,400,000	3,204,500
3.75% 4/25/22 (h)		4,350,000	4,284,750
4.875% 5/5/21 (h)		6,465,000	6,861,305
5.875% 1/15/24 (h)		5,955,000	6,580,275
6.625% 2/17/37		7,690,000	8,689,700
8.5% 10/12/35 (h)		6,530,000	8,815,500
TOTAL INDONESIA			38,436,030
Iraq - 0.4%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		13,355,000	10,798,853
Ivory Coast - 0.6%
Ivory Coast:
5.375% 7/23/24 (h)		4,055,000	3,801,563
5.75% 12/31/32		10,950,000	10,267,815
6.375% 3/3/28 (h)		4,570,000	4,472,888
TOTAL IVORY COAST			18,542,266
Government Obligations - continued
		Principal Amount (e)	Value
Jamaica - 0.3%
Jamaican Government:
7.625% 7/9/25		$ 1,690,000	$ 1,892,800
8% 6/24/19		3,125,000	3,503,641
8% 3/15/39		2,245,000	2,511,594
TOTAL JAMAICA			7,908,035
Jordan - 0.4%
Jordanian Kingdom 3.875% 11/12/15		10,385,000	10,333,075
Kenya - 0.4%
Republic of Kenya:
5.875% 6/24/19 (h)		3,935,000	4,017,635
6.875% 6/24/24 (h)		7,670,000	7,781,829
TOTAL KENYA			11,799,464
Lebanon - 1.7%
Lebanese Republic:
5% 10/12/17		3,340,000	3,373,400
5.15% 11/12/18		6,525,000	6,565,781
5.45% 11/28/19		6,895,000	6,938,094
6.1% 10/4/22		6,405,000	6,499,666
6.6% 11/27/26		6,560,000	6,714,160
6.65% 2/26/30 (Reg. S)		8,250,000	8,415,000
6.75% 11/29/27 (Reg. S)		6,930,000	7,172,550
9% 3/20/17		3,855,000	4,144,125
TOTAL LEBANON			49,822,776
Mexico - 1.7%
United Mexican States:
5.75% 10/12/2110		11,880,000	11,672,100
6.05% 1/11/40		13,633,000	15,473,455
8.3% 8/15/31		9,880,000	14,548,300
11.5% 5/15/26		3,595,000	5,832,888
TOTAL MEXICO			47,526,743
Government Obligations - continued
		Principal Amount (e)	Value
Mongolia - 0.2%
Mongolian People's Republic:
4.125% 1/5/18 (Reg.S)		$ 2,355,000	$ 2,254,913
5.125% 12/5/22 (Reg. S)		3,360,000	3,032,400
TOTAL MONGOLIA			5,287,313
Morocco - 0.2%
Moroccan Kingdom 4.25% 12/11/22 (h)		5,535,000	5,645,700
Namibia - 0.1%
Republic of Namibia 5.5% 11/3/21 (h)		1,822,000	1,951,508
Netherlands - 0.4%
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		11,965,000	11,944,061
Pakistan - 0.5%
Islamic Republic of Pakistan:
6.875% 6/1/17 (h)		2,825,000	2,934,469
7.125% 3/31/16 (h)		1,411,000	1,448,039
7.25% 4/15/19 (h)		5,695,000	5,969,129
8.25% 4/15/24 (h)		4,115,000	4,475,063
TOTAL PAKISTAN			14,826,700
Panama - 0.8%
Panamanian Republic:
4% 9/22/24		4,175,000	4,195,875
7.125% 1/29/26		3,870,000	4,876,200
8.875% 9/30/27		5,299,000	7,498,085
9.375% 4/1/29		5,070,000	7,503,600
TOTAL PANAMA			24,073,760
Peru - 0.3%
Peruvian Republic 8.75% 11/21/33		6,220,000	9,392,200
Philippines - 1.5%
Philippine Republic:
6.375% 10/23/34		5,005,000	6,637,881
7.75% 1/14/31		4,440,000	6,404,700
9.5% 2/2/30		7,745,000	12,537,219
10.625% 3/16/25		11,005,000	17,566,731
TOTAL PHILIPPINES			43,146,531
Qatar - 0.2%
State of Qatar 4.5% 1/20/22 (h)		4,400,000	4,882,900
Government Obligations - continued
		Principal Amount (e)	Value
Romania - 0.8%
Romanian Republic:
4.375% 8/22/23 (h)		$ 5,645,000	$ 5,785,561
4.875% 1/22/24 (h)		4,540,000	4,789,700
6.75% 2/7/22 (h)		11,213,000	13,091,178
TOTAL ROMANIA			23,666,439
Russia - 6.1%
Russian Federation:
4.5% 4/4/22 (h)		6,935,000	6,787,631
4.875% 9/16/23 (h)		12,190,000	12,055,910
5% 4/29/20 (h)		15,785,000	16,200,146
5.625% 4/4/42 (h)		18,505,000	17,394,700
5.875% 9/16/43 (h)		6,635,000	6,391,097
7.5% 3/31/30 (Reg. S)		50,609,375	59,288,276
11% 7/24/18 (Reg. S)		4,365,000	5,283,920
12.75% 6/24/28 (Reg. S)		33,394,000	52,289,661
TOTAL RUSSIA			175,691,341
Senegal - 0.3%
Republic of Senegal:
6.25% 7/30/24 (h)		2,415,000	2,313,570
8.75% 5/13/21 (h)		4,565,000	5,068,063
TOTAL SENEGAL			7,381,633
Serbia - 0.9%
Republic of Serbia:
4.875% 2/25/20 (h)		3,820,000	3,855,908
5.25% 11/21/17 (h)		2,705,000	2,794,536
5.875% 12/3/18 (h)		6,495,000	6,827,869
7.25% 9/28/21 (h)		9,915,000	11,104,800
TOTAL SERBIA			24,583,113
South Africa - 0.6%
South African Republic:
5.5% 3/9/20		9,145,000	9,949,760
5.875% 9/16/25		7,890,000	8,740,889
TOTAL SOUTH AFRICA			18,690,649
Sri Lanka - 0.5%
Democratic Socialist Republic of Sri Lanka:
5.125% 4/11/19 (h)		1,460,000	1,452,700
5.875% 7/25/22 (h)		3,225,000	3,168,563
Government Obligations - continued
		Principal Amount (e)	Value
Sri Lanka - continued
Democratic Socialist Republic of Sri Lanka: - continued
6% 1/14/19 (h)		$ 3,180,000	$ 3,247,575
6.25% 10/4/20 (h)		3,095,000	3,168,661
6.25% 7/27/21 (h)		3,225,000	3,269,344
TOTAL SRI LANKA			14,306,843
Tanzania - 0.1%
United Republic of Tanzania 6.3971% 3/9/20 (j)		2,460,000	2,487,675
Turkey - 4.8%
Turkish Republic:
4.875% 4/16/43		5,955,000	5,418,812
5.125% 3/25/22		3,805,000	3,985,738
5.625% 3/30/21		9,025,000	9,728,048
5.75% 3/22/24		10,355,000	11,209,288
6% 1/14/41		6,560,000	6,910,960
6.25% 9/26/22		11,140,000	12,392,582
6.75% 5/30/40		3,755,000	4,318,250
6.875% 3/17/36		5,770,000	6,693,200
7% 3/11/19		5,810,000	6,529,859
7% 6/5/20		10,565,000	12,059,567
7.375% 2/5/25		11,305,000	13,566,000
7.5% 11/7/19		25,775,000	29,718,575
8% 2/14/34		2,740,000	3,533,230
11.875% 1/15/30		6,575,000	11,057,178
TOTAL TURKEY			137,121,287
Ukraine - 1.4%
Ukraine Government:
6.25% 6/17/16 (h)		11,525,000	5,704,875
6.58% 11/21/16 (h)		3,685,000	1,824,075
6.75% 11/14/17 (h)		8,165,000	4,017,180
7.5% 4/17/23 (Reg. S)		5,325,000	2,769,000
7.75% 9/23/20 (h)		5,935,000	2,922,988
7.8% 11/28/22 (h)		16,970,000	8,739,550
7.95% 2/23/21 (h)		5,615,000	2,919,800
9.25% 7/24/17 (h)		21,745,000	10,459,345
TOTAL UKRAINE			39,356,813
United States of America - 3.0%
U.S. Treasury Bonds 3% 5/15/45		89,698,000	87,483,504
Government Obligations - continued
		Principal Amount (e)	Value
Uruguay - 0.3%
Uruguay Republic 4.5% 8/14/24		$ 8,150,000	$ 8,557,500
Venezuela - 2.7%
Venezuelan Republic:
oil recovery rights 4/15/20 (k)		211,320	2,113,200
6% 12/9/20		11,095,000	4,105,150
7% 12/1/18 (Reg. S)		6,075,000	2,642,625
7% 3/31/38		5,645,000	1,975,750
7.65% 4/21/25		23,245,000	8,484,425
7.75% 10/13/19 (Reg. S)		9,760,000	3,782,000
8.25% 10/13/24		13,155,000	4,900,238
9% 5/7/23 (Reg. S)		18,080,000	7,006,000
9.25% 9/15/27		20,550,000	8,682,375
9.25% 5/7/28 (Reg. S)		30,490,000	11,662,425
9.375% 1/13/34		16,015,000	6,245,850
11.75% 10/21/26 (Reg. S)		10,165,000	4,370,950
11.95% 8/5/31 (Reg. S)		15,910,000	6,801,525
12.75% 8/23/22		10,695,000	4,946,438
TOTAL VENEZUELA			77,718,951
Vietnam - 0.3%
Vietnamese Socialist Republic:
4.8% 11/19/24 (h)		4,440,000	4,440,000
6.75% 1/29/20 (h)		4,047,000	4,471,935
6.75% 1/29/20		570,000	629,850
TOTAL VIETNAM			9,541,785
Zambia - 0.4%
Republic of Zambia:
5.375% 9/20/22 (h)		2,880,000	2,487,600
8.5% 4/14/24 (h)		3,790,000	3,808,950
18.25% to 19.5001% 10/5/15 to 12/14/15	ZMW	46,355,000	5,825,652
TOTAL ZAMBIA			12,122,202
TOTAL GOVERNMENT OBLIGATIONS (Cost $1,437,176,395)			1,404,915,966
Common Stocks - 1.9%
	Shares	Value
Canada - 0.1%
First Quantum Minerals Ltd.	150,000	$ 1,961,169
Cayman Islands - 1.2%
Alibaba Group Holding Ltd. sponsored ADR	330,400	27,182,008
Baidu.com, Inc. sponsored ADR (a)	21,300	4,240,404
Tencent Holdings Ltd.	207,700	4,153,280
TOTAL CAYMAN ISLANDS		35,575,692
China - 0.3%
China Pacific Insurance (Group) Co. Ltd. (H Shares)	163,600	785,123
Kweichow Moutai Co. Ltd.	35,100	1,458,396
Ping An Insurance (Group) Co. of China Ltd.	208,000	2,748,512
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	197,500	2,667,628
TOTAL CHINA		7,659,659
Hong Kong - 0.0%
Lenovo Group Ltd.	500,000	692,765
India - 0.0%
Bharti Infratel Ltd.	144,013	1,012,833
Israel - 0.0%
Bezeq The Israel Telecommunication Corp. Ltd.	328,900	560,375
Korea (South) - 0.1%
Hyundai Mobis	6,957	1,317,378
SK Hynix, Inc.	20,480	773,790
TOTAL KOREA (SOUTH)		2,091,168
Turkey - 0.2%
Akbank T.A.S.	383,000	1,107,515
Arcelik A/S	57,000	309,447
Turkiye Garanti Bankasi A/S	702,000	2,189,436
Turkiye Halk Bankasi A/S	272,000	1,253,386
TOTAL TURKEY		4,859,784
TOTAL COMMON STOCKS (Cost $58,107,412)		54,413,445
Investment Companies - 0.9%

United States of America - 0.9%
iShares China Large-Cap ETF (g) (Cost $29,158,309)	586,900	27,056,090
Preferred Securities - 1.3%
	Principal Amount (e)	Value
Cayman Islands - 0.9%
Hutchison Whampoa International 10 Ltd. 6% (h)(i)(j)	$ 25,395,000	$ 25,947,133
China - 0.1%
Sinochem Group 5% (h)(i)(j)	3,040,000	3,177,019
Colombia - 0.2%
Colombia Telecomunicacines SA 8.5% (h)(i)(j)	4,855,000	5,141,353
India - 0.1%
State Bank of India 6.439% (i)(j)	3,840,000	3,988,691
TOTAL PREFERRED SECURITIES (Cost $38,006,063)		38,254,196
Money Market Funds - 9.5%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	254,280,335	254,280,335
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	17,024,600	17,024,600
TOTAL MONEY MARKET FUNDS (Cost $271,304,935)		271,304,935
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $2,982,313,007)		2,878,108,925
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(5,170,688)
NET ASSETS - 100%		$ 2,872,938,237
Currency Abbreviations
BRL	-	Brazilian real
EUR	-	European Monetary Unit
ZMW	-	Zambian kwacha
Security Type Abbreviations
ETF - Exchange-Traded Fund
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Amount is stated in United States dollars unless otherwise noted.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g) Security or a portion of the security is on loan at period end.

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,119,058,205 or 39.0% of net assets.

(i) Security is perpetual in nature with no stated maturity date.
(j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(k) Quantity represents share amount.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 192,136
Fidelity Securities Lending Cash Central Fund	84,604
Total	$ 276,740
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of June 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,626,825	$ 1,626,825	$ -	$ -
Consumer Staples	1,458,396	1,458,396	-	-
Financials	10,751,600	8,562,164	2,189,436	-
Information Technology	37,042,247	32,888,967	4,153,280	-
Materials	1,961,169	1,961,169	-	-
Telecommunication Services	1,573,208	1,573,208	-	-
Corporate Bonds	1,082,164,293	-	1,082,157,604	6,689
Government Obligations	1,404,915,966	-	1,402,802,766	2,113,200
Investment Companies	27,056,090	27,056,090	-	-
Preferred Securities	38,254,196	-	38,254,196	-
Money Market Funds	271,304,935	271,304,935	-	-
Total Investments in Securities:	$ 2,878,108,925	$ 346,431,754	$ 2,529,557,282	$ 2,119,889
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	3.0%
AAA,AA,A	11.6%
BBB	26.1%
BB	25.1%
B	10.5%
CCC,CC,C	8.1%
Not Rated	3.4%
Equities	2.9%
Short-Term Investments and Net Other Assets	9.3%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $17,061,610) - See accompanying schedule: Unaffiliated issuers (cost $2,711,008,072)	$ 2,606,803,990
Fidelity Central Funds (cost $271,304,935)	271,304,935
Total Investments (cost $2,982,313,007)		$ 2,878,108,925
Receivable for investments sold		530,938
Receivable for fund shares sold		3,335,943
Dividends receivable		11,872
Interest receivable		42,347,144
Distributions receivable from Fidelity Central Funds		63,640
Other receivables		36,543
Total assets		2,924,435,005

Liabilities
Payable for investments purchased	$ 22,366,553
Payable for fund shares redeemed	4,866,206
Distributions payable	4,924,198
Accrued management fee	1,574,726
Distribution and service plan fees payable	179,118
Other affiliated payables	464,982
Other payables and accrued expenses	96,385
Collateral on securities loaned, at value	17,024,600
Total liabilities		51,496,768

Net Assets		$ 2,872,938,237
Net Assets consist of:
Paid in capital		$ 2,979,116,753
Undistributed net investment income		19,916,043
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(21,875,189)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(104,219,370)
Net Assets		$ 2,872,938,237

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

June 30, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($275,861,793 ÷ 20,608,413 shares)

$ 13.39

Maximum offering price per share (100/96.00 of $13.39)	$ 13.95
Class T:
Net Asset Value and redemption price per share ($86,660,658 ÷ 6,502,087 shares)	$ 13.33

Maximum offering price per share (100/96.00 of $13.33)	$ 13.89
Class B:
Net Asset Value and offering price per share ($5,237,916 ÷ 386,491 shares)A	$ 13.55

Class C:
Net Asset Value and offering price per share ($117,965,835 ÷ 8,745,767 shares)A	$ 13.49

Institutional Class:
Net Asset Value, offering price and redemption price per share ($2,387,212,035 ÷ 181,827,388 shares)	$ 13.13

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2015 (Unaudited)

Investment Income
Dividends		$ 1,695,984
Interest		86,718,941
Income from Fidelity Central Funds		276,740
Income before foreign taxes withheld		88,691,665
Less foreign taxes withheld		(2,356)
Total income		88,689,309

Expenses
Management fee	$ 9,151,303
Transfer agent fees	2,126,980
Distribution and service plan fees	1,102,127
Accounting and security lending fees	605,433
Custodian fees and expenses	42,455
Independent trustees' compensation	5,688
Registration fees	296,124
Audit	43,851
Legal	1,912
Miscellaneous	10,287
Total expenses before reductions	13,386,160
Expense reductions	(50,872)	13,335,288
Net investment income (loss)		75,354,021
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	488,086
Foreign currency transactions	(392,132)
Total net realized gain (loss)		95,954
Change in net unrealized appreciation (depreciation) on: Investment securities	(19,370,141)
Assets and liabilities in foreign currencies	30,940
Total change in net unrealized appreciation (depreciation)		(19,339,201)
Net gain (loss)		(19,243,247)
Net increase (decrease) in net assets resulting from operations		$ 56,110,774

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2015 (Unaudited)	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 75,354,021	$ 122,276,321
Net realized gain (loss)	95,954	5,625,210
Change in net unrealized appreciation (depreciation)	(19,339,201)	(57,165,591)
Net increase (decrease) in net assets resulting from operations	56,110,774	70,735,940
Distributions to shareholders from net investment income	(65,819,006)	(108,098,355)
Distributions to shareholders from net realized gain	-	(24,974,778)
Total distributions	(65,819,006)	(133,073,133)
Share transactions - net increase (decrease)	233,505,631	616,181,307
Redemption fees	243,129	289,479
Total increase (decrease) in net assets	224,040,528	554,133,593

Net Assets
Beginning of period	2,648,897,709	2,094,764,116
End of period (including undistributed net investment income of $19,916,043 and undistributed net investment income of $10,381,028, respectively)	$ 2,872,938,237	$ 2,648,897,709

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.43	$ 13.60	$ 15.30	$ 13.55	$ 13.32	$ 12.76
Income from Investment Operations
Net investment income (loss) E	.353	.690	.639	.668	.726	.717
Net realized and unrealized gain (loss)	(.087)	(.133)	(1.670)	1.920	.256	.568
Total from investment operations	.266	.557	(1.031)	2.588	.982	1.285
Distributions from net investment income	(.307)	(.602)	(.577)	(.603)	(.698)	(.670)
Distributions from net realized gain	-	(.127)	(.095)	(.237)	(.057)	(.060)
Total distributions	(.307)	(.729)	(.672)	(.840)	(.755)	(.730)
Redemption fees added to paid in capitalE	.001	.002	.003	.002	.003	.005
Net asset value, end of period	$ 13.39	$ 13.43	$ 13.60	$ 15.30	$ 13.55	$ 13.32
Total ReturnB, C, D	1.99%	4.01%	(6.83)%	19.54%	7.59%	10.28%
Ratios to Average Net Assets F, H
Expenses before reductions	1.17%A	1.16%	1.17%	1.18%	1.19%	1.24%
Expenses net of fee waivers, if any	1.17%A	1.16%	1.17%	1.18%	1.18%	1.20%
Expenses net of all reductions	1.17%A	1.16%	1.17%	1.18%	1.18%	1.20%
Net investment income (loss)	5.28%A	4.88%	4.45%	4.59%	5.40%	5.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 275,862	$ 289,083	$ 348,952	$ 480,718	$ 309,900	$ 310,674
Portfolio turnover rateG	132% A	143%	138%	87%	133%	96%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.37	$ 13.54	$ 15.24	$ 13.50	$ 13.28	$ 12.71
Income from Investment Operations
Net investment income (loss) E	.349	.681	.635	.662	.721	.714
Net realized and unrealized gain (loss)	(.088)	(.130)	(1.668)	1.914	.249	.581
Total from investment operations	.261	.551	(1.033)	2.576	.970	1.295
Distributions from net investment income	(.302)	(.596)	(.575)	(.601)	(.696)	(.670)
Distributions from net realized gain	-	(.127)	(.095)	(.237)	(.057)	(.060)
Total distributions	(.302)	(.723)	(.670)	(.838)	(.753)	(.730)
Redemption fees added to paid in capitalE	.001	.002	.003	.002	.003	.005
Net asset value, end of period	$ 13.33	$ 13.37	$ 13.54	$ 15.24	$ 13.50	$ 13.28
Total ReturnB, C, D	1.97%	3.99%	(6.87)%	19.51%	7.52%	10.41%
Ratios to Average Net Assets F, H
Expenses before reductions	1.22%A	1.20%	1.19%	1.20%	1.21%	1.24%
Expenses net of fee waivers, if any	1.22%A	1.20%	1.19%	1.20%	1.20%	1.20%
Expenses net of all reductions	1.21%A	1.19%	1.19%	1.20%	1.20%	1.20%
Net investment income (loss)	5.24%A	4.85%	4.44%	4.57%	5.39%	5.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 86,661	$ 87,301	$ 89,378	$ 138,448	$ 104,920	$ 114,786
Portfolio turnover rateG	132% A	143%	138%	87%	133%	96%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.59	$ 13.76	$ 15.47	$ 13.69	$ 13.46	$ 12.88
Income from Investment Operations
Net investment income (loss) E	.309	.596	.546	.569	.639	.637
Net realized and unrealized gain (loss)	(.089)	(.139)	(1.691)	1.944	.248	.580
Total from investment operations	.220	.457	(1.145)	2.513	.887	1.217
Distributions from net investment income	(.261)	(.502)	(.473)	(.498)	(.603)	(.582)
Distributions from net realized gain	-	(.127)	(.095)	(.237)	(.057)	(.060)
Total distributions	(.261)	(.629)	(.568)	(.735)	(.660)	(.642)
Redemption fees added to paid in capitalE	.001	.002	.003	.002	.003	.005
Net asset value, end of period	$ 13.55	$ 13.59	$ 13.76	$ 15.47	$ 13.69	$ 13.46
Total ReturnB, C, D	1.63%	3.24%	(7.49)%	18.71%	6.77%	9.63%
Ratios to Average Net Assets F, H
Expenses before reductions	1.90%A	1.88%	1.89%	1.89%	1.90%	1.93%
Expenses net of fee waivers, if any	1.90%A	1.88%	1.89%	1.89%	1.87%	1.85%
Expenses net of all reductions	1.89%A	1.87%	1.89%	1.89%	1.87%	1.85%
Net investment income (loss)	4.56%A	4.17%	3.73%	3.87%	4.71%	4.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,238	$ 6,410	$ 8,975	$ 18,474	$ 18,427	$ 21,843
Portfolio turnover rateG	132% A	143%	138%	87%	133%	96%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.52	$ 13.70	$ 15.40	$ 13.64	$ 13.40	$ 12.83
Income from Investment Operations
Net investment income (loss) E	.305	.588	.536	.564	.630	.622
Net realized and unrealized gain (loss)	(.078)	(.147)	(1.675)	1.925	.262	.572
Total from investment operations	.227	.441	(1.139)	2.489	.892	1.194
Distributions from net investment income	(.258)	(.496)	(.469)	(.494)	(.598)	(.569)
Distributions from net realized gain	-	(.127)	(.095)	(.237)	(.057)	(.060)
Total distributions	(.258)	(.623)	(.564)	(.731)	(.655)	(.629)
Redemption fees added to paid in capitalE	.001	.002	.003	.002	.003	.005
Net asset value, end of period	$ 13.49	$ 13.52	$ 13.70	$ 15.40	$ 13.64	$ 13.40
Total ReturnB, C, D	1.69%	3.14%	(7.48)%	18.59%	6.83%	9.48%
Ratios to Average Net Assets F, H
Expenses before reductions	1.93%A	1.91%	1.92%	1.92%	1.93%	1.96%
Expenses net of fee waivers, if any	1.93%A	1.91%	1.92%	1.92%	1.92%	1.95%
Expenses net of all reductions	1.93%A	1.91%	1.92%	1.92%	1.92%	1.95%
Net investment income (loss)	4.52%A	4.13%	3.71%	3.84%	4.66%	4.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 117,966	$ 130,015	$ 151,747	$ 213,626	$ 126,005	$ 124,907
Portfolio turnover rateG	132% A	143%	138%	87%	133%	96%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.17	$ 13.35	$ 15.03	$ 13.33	$ 13.12	$ 12.57
Income from Investment Operations
Net investment income (loss) D	.364	.713	.663	.701	.753	.743
Net realized and unrealized gain (loss)	(.085)	(.132)	(1.633)	1.881	.249	.568
Total from investment operations	.279	.581	(.970)	2.582	1.002	1.311
Distributions from net investment income	(.320)	(.636)	(.618)	(.647)	(.738)	(.706)
Distributions from net realized gain	-	(.127)	(.095)	(.237)	(.057)	(.060)
Total distributions	(.320)	(.763)	(.713)	(.884)	(.795)	(.766)
Redemption fees added to paid in capital D	.001	.002	.003	.002	.003	.005
Net asset value, end of period	$ 13.13	$ 13.17	$ 13.35	$ 15.03	$ 13.33	$ 13.12
Total ReturnB, C	2.13%	4.27%	(6.54)%	19.84%	7.88%	10.67%
Ratios to Average Net Assets E, G
Expenses before reductions	.89%A	.89%	.89%	.89%	.89%	.92%
Expenses net of fee waivers, if any	.89%A	.89%	.89%	.89%	.89%	.92%
Expenses net of all reductions	.88%A	.88%	.89%	.89%	.89%	.92%
Net investment income (loss)	5.57%A	5.16%	4.74%	4.88%	5.70%	5.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,387,212	$ 2,136,089	$ 1,495,712	$ 1,376,278	$ 585,546	$ 489,838
Portfolio turnover rateF	132% A	143%	138%	87%	133%	96%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2015 (Unaudited)

1. Organization.

Fidelity Advisor® Emerging Markets Income Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved a change in the name of Institutional Class to Class I effective July 1, 2015.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, market discount, deferred trustee compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 61,792,567
Gross unrealized depreciation	(155,571,827)
Net unrealized appreciation (depreciation) on securities	$ (93,779,260)

Tax cost	$ 2,971,888,185

The Fund elected to defer to its next fiscal year approximately $13,951,583 of capital losses recognized during the period November 1, 2014 to December 31, 2014.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,319,779,801 and $1,140,734,871, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .66% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 349,497	$ 12,734
Class T	-%	.25%	108,391	1,101
Class B	.65%	.25%	26,248	19,049
Class C	.75%	.25%	617,991	66,742
			$ 1,102,127	$ 99,626

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 10,409
Class T	2,409
Class B*	3,386
Class C*	9,527
$ 25,731

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 252,562.18
Class T	96,609.22
Class B	7,295.25
Class C	112,630.18
Institutional Class	1,657,884.15
	$ 2,126,980

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $5,907 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,110 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash)

Semiannual Report

7. Security Lending - continued

against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $84,604. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $50,311 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $561.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2015	Year ended December 31, 2014
From net investment income
Class A	$ 6,373,428	$ 14,154,957
Class T	1,956,257	3,789,745
Class B	112,048	264,497
Class C	2,347,260	4,950,220
Institutional Class	55,030,013	84,938,936
Total	$ 65,819,006	$ 108,098,355

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders - continued

	Six months ended June 30, 2015	Year ended December 31, 2014
From net realized gain
Class A	$ -	$ 2,726,364
Class T	-	822,069
Class B	-	59,685
Class C	-	1,213,697
Institutional Class	-	20,152,963
Total	$ -	$ 24,974,778

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended June 30, 2015	Year ended December 31, 2014	Six months ended June 30, 2015	Year ended December 31, 2014
Class A
Shares sold	2,281,404	8,225,469	$ 30,772,879	$ 116,846,135
Reinvestment of distributions	446,564	1,097,751	6,022,955	15,377,403
Shares redeemed	(3,651,740)	(13,447,086)	(49,139,769)	(189,446,977)
Net increase (decrease)	(923,772)	(4,123,866)	$ (12,343,935)	$ (57,223,439)
Class T
Shares sold	574,000	1,313,987	$ 7,723,848	$ 18,629,838
Reinvestment of distributions	135,470	305,331	1,819,322	4,253,850
Shares redeemed	(738,204)	(1,687,384)	(9,903,606)	(23,568,543)
Net increase (decrease)	(28,734)	(68,066)	$ (360,436)	$ (684,855)
Class B
Shares sold	28,510	39,661	$ 396,063	$ 576,775
Reinvestment of distributions	7,402	20,244	101,016	286,401
Shares redeemed	(120,972)	(240,398)	(1,653,166)	(3,393,040)
Net increase (decrease)	(85,060)	(180,493)	$ (1,156,087)	$ (2,529,864)
Class C
Shares sold	473,327	1,345,113	$ 6,437,145	$ 19,209,999
Reinvestment of distributions	153,499	375,099	2,085,477	5,278,928
Shares redeemed	(1,494,100)	(3,185,498)	(20,246,679)	(44,617,846)
Net increase (decrease)	(867,274)	(1,465,286)	$ (11,724,057)	$ (20,128,919)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2015	Year ended December 31, 2014	Six months ended June 30, 2015	Year ended December 31, 2014
Institutional Class
Shares sold	40,002,485	85,074,658	$ 528,228,762	$ 1,173,430,507
Reinvestment of distributions	2,008,749	3,521,942	26,568,243	48,268,307
Shares redeemed	(22,403,890)	(38,413,762)	(295,706,859)	(524,950,430)
Net increase (decrease)	19,607,344	50,182,838	$ 259,090,146	$ 696,748,384

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, one otherwise unaffiliated shareholder was the owner of record of 54% of the total outstanding shares of the Fund.

12. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (UK) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

EMII-USAN-0815
1.787774.112
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments June 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Emerging Markets Income
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

June 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1, 2015 to June 30, 2015
Class A	1.17%
Actual		$ 1,000.00	$ 1,019.90	$ 5.86
HypotheticalA		$ 1,000.00	$ 1,018.99	$ 5.86
Class T	1.22%
Actual		$ 1,000.00	$ 1,019.70	$ 6.11
HypotheticalA		$ 1,000.00	$ 1,018.74	$ 6.11
Class B	1.90%
Actual		$ 1,000.00	$ 1,016.30	$ 9.50
HypotheticalA		$ 1,000.00	$ 1,015.37	$ 9.49
Class C	1.93%
Actual		$ 1,000.00	$ 1,016.90	$ 9.65
HypotheticalA		$ 1,000.00	$ 1,015.22	$ 9.64
Institutional Class	.89%
Actual		$ 1,000.00	$ 1,021.30	$ 4.46
HypotheticalA		$ 1,000.00	$ 1,020.38	$ 4.46

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Countries as of June 30, 2015
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Mexico	8.5	8.3
Venezuela	6.5	6.1
Russia	6.1	6.7
Turkey	5.4	6.6
Cayman Islands	5.0	3.3
Percentages are adjusted for the effect of open futures contracts, if applicable.
Top Five Holdings as of June 30, 2015
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Russian Federation	6.1	6.7
Petroleos Mexicanos	4.8	3.0
Turkish Republic	4.8	6.2
Petroleos de Venezuela SA	3.8	3.6
U.S. Treasury Obligations	3.0	0.0
	22.5
Asset Allocation (% of fund's net assets)
As of June 30, 2015	As of December 31, 2014
Corporate Bonds 37.6%	Corporate Bonds 28.8%
Government Obligations 49.0%	Government Obligations 57.5%
Stocks 1.9%	Stocks 1.0%
Preferred Securities 1.3%	Preferred Securities 1.1%
Investment Companies 0.9%	Investment Companies 0.5%
Short-Term Investments and Net Other Assets (Liabilities) 9.3%	Short-Term Investments and Net Other Assets (Liabilities) 11.1%

Semiannual Report

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 37.6%
		Principal Amount (e)	Value
Australia - 0.2%
CNOOC Curtis Funding No. 1 Pvt Ltd. 4.5% 10/3/23 (h)		$ 5,260,000	$ 5,527,119
Azerbaijan - 1.2%
International Bank of Azerbaijan OJSC 5.625% 6/11/19 (Reg. S)		5,305,000	5,130,466
State Oil Co. of Azerbaijan Republic:
4.75% 3/13/23 (Reg. S)		15,725,000	14,969,807
5.45% 2/9/17 (Reg. S)		8,010,000	8,296,358
6.95% 3/18/30 (Reg. S)		5,000,000	5,294,600
TOTAL AZERBAIJAN			33,691,231
Bermuda - 0.8%
Digicel Group Ltd. 6.75% 3/1/23 (h)		4,170,000	4,087,851
Mubadala GE Capital Ltd. 3% 11/10/19 (h)		15,235,000	15,101,694
Qtel International Finance Ltd. 7.875% 6/10/19 (Reg. S)		3,510,000	4,242,228
TOTAL BERMUDA			23,431,773
Brazil - 1.9%
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (h)		4,425,000	4,469,250
5.5% 7/12/20 (h)		5,155,000	5,361,200
5.75% 9/26/23 (h)		8,215,000	8,385,051
6.369% 6/16/18 (h)		6,630,000	7,094,100
6.5% 6/10/19 (h)		6,745,000	7,276,169
Caixa Economica Federal:
2.375% 11/6/17 (h)		3,875,000	3,729,688
3.5% 11/7/22 (h)		2,030,000	1,789,445
4.25% 5/13/19 (h)		9,175,000	9,080,498
4.5% 10/3/18 (h)		6,530,000	6,538,163
7.25% 7/23/24 (h)(j)		1,715,000	1,663,550
TOTAL BRAZIL			55,387,114
British Virgin Islands - 1.6%
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (h)	BRL	20,415,000	6,114,782
Sinochem Overseas Capital Co. Ltd. 4.5% 11/12/20 (h)		6,015,000	6,361,693
Sinopec Group Overseas Development 2012 Ltd.:
3.9% 5/17/22 (h)		7,010,000	7,163,862
4.875% 5/17/42 (h)		2,375,000	2,436,662
Sinopec Group Overseas Development 2014 Ltd. 4.375% 4/10/24 (h)		3,930,000	4,121,863
Sinopec Group Overseas Development Ltd.:
4.375% 10/17/23 (h)		5,260,000	5,512,343
5.375% 10/17/43 (h)		1,785,000	1,974,283
State Grid Overseas Investment 2013 Ltd.:
3.125% 5/22/23 (h)		2,900,000	2,843,772
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
British Virgin Islands - continued
State Grid Overseas Investment 2013 Ltd.: - continued
4.375% 5/22/43 (h)		$ 1,700,000	$ 1,647,079
State Grid Overseas Investment 2014 Ltd.:
4.125% 5/7/24 (h)		5,760,000	6,032,995
4.85% 5/7/44 (h)		2,200,000	2,319,704
TOTAL BRITISH VIRGIN ISLANDS			46,529,038
Canada - 0.2%
First Quantum Minerals Ltd.:
6.75% 2/15/20 (h)		555,000	536,963
7% 2/15/21 (h)		1,460,000	1,396,125
7.25% 10/15/19 (h)		1,755,000	1,759,388
7.25% 5/15/22 (h)		1,345,000	1,286,156
TOTAL CANADA			4,978,632
Cayman Islands - 2.9%
Alibaba Group Holding Ltd. 3.125% 11/28/21 (h)		11,625,000	11,481,594
Brazil Minas SPE 5.333% 2/15/28 (h)		6,985,000	6,600,825
Lamar Funding Ltd. 3.958% 5/7/25 (h)		6,220,000	6,048,950
Petrobras International Finance Co. Ltd.:
3.5% 2/6/17		2,930,000	2,898,444
5.375% 1/27/21		17,240,000	16,581,432
6.125% 10/6/16		4,640,000	4,767,600
6.75% 1/27/41		16,025,000	14,033,573
8.375% 12/10/18		19,476,000	21,276,167
TOTAL CAYMAN ISLANDS			83,688,585
China - 0.1%
Export-Import Bank of China 3.625% 7/31/24 (h)		3,430,000	3,474,247
Colombia - 0.3%
Ecopetrol SA:
5.375% 6/26/26		3,935,000	3,874,598
7.375% 9/18/43		3,740,000	3,920,268
TOTAL COLOMBIA			7,794,866
Costa Rica - 0.3%
Banco de Costa Rica 5.25% 8/12/18 (h)		1,645,000	1,686,948
Banco Nacional de Costa Rica 6.25% 11/1/23 (h)		1,600,000	1,608,000
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
Costa Rica - continued
Instituto Costarricense de Electricidad:
6.375% 5/15/43 (h)		$ 3,400,000	$ 2,851,750
6.95% 11/10/21 (h)		3,639,000	3,816,401
TOTAL COSTA RICA			9,963,099
Georgia - 0.7%
Georgian Oil & Gas Corp. 6.875% 5/16/17 (h)		16,290,000	16,412,175
JSC Georgian Railway 7.75% 7/11/22 (h)		3,289,000	3,566,921
TOTAL GEORGIA			19,979,096
Hungary - 0.1%
Hungarian Development Bank Ltd. 6.25% 10/21/20 (h)		2,145,000	2,391,739
India - 0.2%
Export-Import Bank of India 4% 1/14/23 (Reg. S)		3,425,000	3,399,915
ICICI Bank Ltd. 7.25% (h)(i)(j)		2,000,000	2,038,214
TOTAL INDIA			5,438,129
Indonesia - 1.4%
PT Pertamina Persero:
4.3% 5/20/23 (h)		4,990,000	4,777,925
4.875% 5/3/22 (h)		4,610,000	4,650,338
5.25% 5/23/21 (h)		3,990,000	4,134,837
5.625% 5/20/43 (h)		4,410,000	3,913,875
6% 5/3/42 (h)		5,395,000	5,004,942
6.45% 5/30/44 (h)		6,345,000	6,249,825
6.5% 5/27/41 (h)		7,955,000	7,885,792
PT Perusahaan Listrik Negara 5.5% 11/22/21 (Reg. S)		4,420,000	4,674,150
TOTAL INDONESIA			41,291,684
Ireland - 1.8%
RZD Capital Ltd. 5.7% 4/5/22 (Reg. S)		5,300,000	4,972,725
SCF Capital Ltd. 5.375% 10/27/17 (h)		5,250,000	5,038,740
Vnesheconombank Via VEB Finance PLC:
4.224% 11/21/18 (h)		3,900,000	3,626,883
5.375% 2/13/17 (h)		10,430,000	10,494,249
5.45% 11/22/17 (h)		8,710,000	8,710,000
5.942% 11/21/23 (h)		1,935,000	1,683,450
6.025% 7/5/22 (h)		4,110,000	3,660,522
6.902% 7/9/20 (h)		13,560,000	13,153,200
TOTAL IRELAND			51,339,769
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
Israel - 0.6%
B Communications Ltd. 7.375% 2/15/21 (h)		$ 4,515,000	$ 4,842,338
Israel Electric Corp. Ltd.:
5.625% 6/21/18 (Reg. S)		6,180,000	6,570,082
7.25% 1/15/19 (Reg. S)		3,710,000	4,183,025
7.75% 12/15/27 (Reg. S)		1,675,000	2,058,240
TOTAL ISRAEL			17,653,685
Kazakhstan - 3.1%
Development Bank of Kazakhstan JSC 4.125% 12/10/22 (h)		5,920,000	5,268,800
Kazagro National Management Holding JSC 4.625% 5/24/23 (h)		5,115,000	4,501,200
KazMunaiGaz Finance Sub BV:
4.875% 5/7/25 (h)		4,545,000	4,140,495
6% 11/7/44 (h)		7,225,000	6,195,438
6.375% 4/9/21 (h)		10,625,000	11,125,438
7% 5/5/20 (h)		14,885,000	15,986,490
9.125% 7/2/18 (h)		13,945,000	15,757,850
KazMunaiGaz National Co.:
4.4% 4/30/23 (h)		3,070,000	2,795,726
5.75% 4/30/43 (h)		19,495,000	16,266,920
Samruk-Energy JSC 3.75% 12/20/17 (Reg. S)		1,955,000	1,896,350
Zhaikmunai International BV 7.125% 11/13/19 (h)		6,580,000	6,226,325
TOTAL KAZAKHSTAN			90,161,032
Luxembourg - 2.9%
Cosan Luxembourg SA 9.5% 3/14/18 (h)	BRL	15,690,000	4,403,051
Gaz Capital SA:
8.146% 4/11/18 (Reg. S)		6,550,000	7,000,313
9.25% 4/23/19 (Reg. S)		3,035,000	3,368,850
OJSC Russian Agricultural Bank 7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (h)		12,550,000	12,951,600
RSHB Capital SA:
5.1% 7/25/18 (h)		12,385,000	11,827,675
5.298% 12/27/17 (h)		22,845,000	22,320,250
6% 6/3/21 (Reg. S) (j)		3,405,000	3,064,500
6.299% 5/15/17 (Reg. S)		14,710,000	14,783,550
8.5% 10/16/23 (h)		2,460,000	2,201,700
TOTAL LUXEMBOURG			81,921,489
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
Malaysia - 0.6%
1MDB Global Investments Ltd. 4.4% 3/9/23		$ 12,400,000	$ 10,879,636
Petronas Capital Ltd. 3.5% 3/18/25 (h)		7,075,000	6,999,262
TOTAL MALAYSIA			17,878,898
Mexico - 6.8%
Comision Federal de Electricid:
4.875% 5/26/21 (h)		4,745,000	4,958,525
4.875% 1/15/24 (h)		10,990,000	11,237,275
5.75% 2/14/42 (Reg. S)		3,730,000	3,642,643
Pemex Project Funding Master Trust:
6.625% 6/15/35		24,800,000	26,474,000
8.625% 2/1/22		8,763,000	10,406,063
Petroleos Mexicanos:
3.5% 7/23/20 (h)		2,925,000	2,957,117
3.5% 1/30/23		3,785,000	3,590,830
4.5% 1/23/26 (h)		20,315,000	19,855,881
4.875% 1/24/22		14,440,000	15,015,723
4.875% 1/18/24		3,785,000	3,879,625
5.5% 1/21/21		16,065,000	17,422,493
5.5% 6/27/44		8,840,000	8,132,800
5.625% 1/23/46 (h)		6,588,000	6,151,216
6% 3/5/20		3,830,000	4,280,025
6.375% 1/23/45		10,505,000	10,780,756
6.5% 6/2/41		24,950,000	25,948,000
6.625% (h)(i)		22,640,000	22,555,100
TOTAL MEXICO			197,288,072
Netherlands - 3.0%
Bulgaria Steel Finance BV 12% 5/4/13 unit (d)	EUR	600,000	6,689
Indosat Palapa Co. BV 7.375% 7/29/20 (h)		14,770,000	15,286,950
Kazakhstan Temir Zholy Finance BV:
6.375% 10/6/20 (h)		4,965,000	5,169,806
6.95% 7/10/42 (h)		9,065,000	8,684,451
Majapahit Holding BV:
7.75% 1/20/20 (h)		3,925,000	4,538,281
7.875% 6/29/37 (Reg. S)		3,950,000	4,552,375
8% 8/7/19 (h)		3,010,000	3,469,025
Petrobras Global Finance BV:
6.25% 3/17/24		17,600,000	16,992,272
6.85% 6/5/15		22,205,000	18,216,094
7.25% 3/17/44		11,025,000	10,235,169
TOTAL NETHERLANDS			87,151,112
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
Philippines - 0.2%
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (h)		$ 4,605,000	$ 6,027,024
Qatar - 0.2%
Ras Laffan Liquefied Natural Gas Co. Ltd. III 6.75% 9/30/19 (Reg. S)		3,705,000	4,362,638
South Africa - 1.0%
Eskom Holdings SOC Ltd.:
5.75% 1/26/21 (Reg. S)		15,430,000	15,121,400
6.75% 8/6/23 (h)		4,550,000	4,612,472
7.125% 2/11/25 (h)		5,015,000	5,074,077
TransCanada PipeLines Ltd. 4% 7/26/22 (h)		4,575,000	4,393,830
TOTAL SOUTH AFRICA			29,201,779
Sri Lanka - 0.3%
Bank of Ceylon 6.875% 5/3/17 (h)		4,255,000	4,372,013
National Savings Bank 8.875% 9/18/18 (h)		2,625,000	2,844,975
TOTAL SRI LANKA			7,216,988
Trinidad & Tobago - 0.4%
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (h)		8,950,000	10,426,750
Tunisia - 0.3%
Banque Centrale de Tunisie 5.75% 1/30/25 (h)		7,710,000	7,526,888
Turkey - 0.4%
Arcelik A/S 5% 4/3/23 (h)		7,430,000	7,107,687
Export Credit Bank of Turkey 5% 9/23/21 (h)		3,420,000	3,441,163
TOTAL TURKEY			10,548,850
United Kingdom - 0.2%
Biz Finance PLC 8.375% 7/27/15 (Reg. S)		7,150,000	5,469,750
JSC Oschadbank 8.25% 3/10/16 (Issued by SSB #1 PLC for JSC Oschadbank)		1,955,000	1,446,700
TOTAL UNITED KINGDOM			6,916,450
United States of America - 0.1%
Brazil Loan Trust 1 5.477% 7/24/23 (h)		3,054,902	3,009,078
Venezuela - 3.8%
Petroleos de Venezuela SA:
5.25% 4/12/17		14,155,000	7,048,482
5.375% 4/12/27		40,810,000	13,977,425
5.5% 4/12/37		55,345,000	18,983,335
Nonconvertible Bonds - continued
		Principal Amount (e)	Value
Venezuela - continued
Petroleos de Venezuela SA: - continued
6% 5/16/24 (h)		$ 45,830,000	$ 16,613,375
6% 11/15/26 (Reg. S)		49,810,000	17,558,025
8.5% 11/2/17 (h)		17,650,000	12,134,375
8.5% 11/2/17 (Reg. S)		9,100,000	6,256,250
9% 11/17/21 (Reg. S)		12,225,000	4,981,688
9.75% 5/17/35 (h)		14,225,000	5,754,013
9.75% 5/17/35		4,955,000	2,004,298
12.75% 2/17/22 (h)		9,435,000	4,656,173
TOTAL VENEZUELA			109,967,439
TOTAL NONCONVERTIBLE BONDS (Cost $1,148,559,893)			1,082,164,293
Government Obligations - 49.0%

Armenia - 0.9%
Republic of Armenia 6% 9/30/20 (h)		27,270,000	26,640,063
Azerbaijan - 0.1%
Azerbaijan Republic 4.75% 3/18/24 (h)		3,880,000	3,952,944
Barbados - 0.6%
Barbados Government:
7% 8/4/22 (h)		11,709,000	11,978,131
7.25% 12/15/21 (h)		4,482,000	4,655,678
TOTAL BARBADOS			16,633,809
Belarus - 0.1%
Belarus Republic 8.95% 1/26/18		3,570,000	3,406,673
Belize - 0.1%
Belize Government 5% 2/20/38 (f)(h)		2,946,600	2,209,950
Bolivia - 0.2%
Plurinational State of Bolivia 5.95% 8/22/23 (h)		4,325,000	4,584,500
Government Obligations - continued
		Principal Amount (e)	Value
Brazil - 2.8%
Brazilian Federative Republic:
2.625% 1/5/23		$ 9,000,000	$ 7,987,500
4.25% 1/7/25		19,160,000	18,498,980
4.875% 1/22/21		5,310,000	5,548,950
5.625% 1/7/41		5,040,000	4,813,200
8.25% 1/20/34		18,155,000	22,557,588
10.125% 5/15/27		6,170,000	9,100,750
12.25% 3/6/30		6,415,000	11,049,838
TOTAL BRAZIL			79,556,806
Colombia - 2.1%
Colombian Republic:
2.625% 3/15/23		3,485,000	3,192,260
4% 2/26/24		16,885,000	16,800,575
4.375% 7/12/21		4,500,000	4,707,000
6.125% 1/18/41		10,570,000	11,442,025
7.375% 9/18/37		16,745,000	20,638,213
11.75% 2/25/20		3,518,000	4,784,480
TOTAL COLOMBIA			61,564,553
Congo - 0.9%
Congo Republic 4% 6/30/29		27,922,552	24,795,226
Costa Rica - 0.9%
Costa Rican Republic:
4.25% 1/26/23 (h)		3,785,000	3,493,555
4.375% 4/30/25 (h)		4,135,000	3,725,635
5.625% 4/30/43 (h)		2,120,000	1,749,000
7% 4/4/44 (h)		5,635,000	5,451,863
7.158% 3/12/45 (h)		10,440,000	10,179,000
TOTAL COSTA RICA			24,599,053
Croatia - 1.2%
Croatia Republic:
5.5% 4/4/23 (h)		4,640,000	4,770,523
6% 1/26/24 (h)		7,000,000	7,400,764
6.375% 3/24/21 (h)		6,640,000	7,162,900
Government Obligations - continued
		Principal Amount (e)	Value
Croatia - continued
Croatia Republic: - continued
6.625% 7/14/20 (h)		$ 4,665,000	$ 5,101,597
6.75% 11/5/19		8,795,000	9,679,953
TOTAL CROATIA			34,115,737
Dominican Republic - 1.0%
Dominican Republic:
5.875% 4/18/24 (h)		5,170,000	5,363,875
6.6% 1/28/24 (h)		3,375,000	3,636,563
6.85% 1/27/45 (h)		6,555,000	6,686,100
7.45% 4/30/44 (h)		6,320,000	6,904,600
7.5% 5/6/21 (h)		5,245,000	5,887,513
TOTAL DOMINICAN REPUBLIC			28,478,651
Ecuador - 0.3%
Ecuador Republic 7.95% 6/20/24 (h)		9,190,000	8,202,075
Egypt - 0.6%
Arab Republic 5.875% 6/11/25 (h)		10,245,000	10,004,243
Arab Republic of Egypt:
5.75% 4/29/20 (h)		5,200,000	5,402,800
6.875% 4/30/40 (h)		3,170,000	3,098,675
TOTAL EGYPT			18,505,718
El Salvador - 0.8%
El Salvador Republic:
5.875% 1/30/25 (Reg.S)		4,972,000	4,766,905
6.375% 1/18/27 (h)		4,065,000	3,932,888
7.375% 12/1/19		3,695,000	4,009,075
7.625% 2/1/41 (h)		1,940,000	1,920,600
7.65% 6/15/35 (Reg. S)		2,715,000	2,728,575
7.75% 1/24/23 (Reg. S)		1,995,000	2,167,069
8.25% 4/10/32 (Reg. S)		1,930,000	2,108,525
TOTAL EL SALVADOR			21,633,637
Ethiopia - 0.2%
Federal Democratic Republic of Ethiopia 6.625% 12/11/24 (h)		6,395,000	6,315,063
Government Obligations - continued
		Principal Amount (e)	Value
Gabon - 0.5%
Gabonese Republic:
6.375% 12/12/24 (h)		$ 9,200,000	$ 8,901,000
6.95% 6/16/25 (h)		5,620,000	5,577,850
TOTAL GABON			14,478,850
Ghana - 0.8%
Ghana Republic:
7.875% 8/7/23 (Reg.S)		7,830,000	7,068,141
8.125% 1/18/26 (h)		9,855,000	8,970,021
8.5% 10/4/17(Reg. S)		5,450,000	5,616,225
TOTAL GHANA			21,654,387
Hungary - 1.7%
Hungarian Republic:
5.375% 2/21/23		6,538,000	7,072,155
5.375% 3/25/24		7,157,000	7,756,399
5.75% 11/22/23		8,830,000	9,779,225
6.25% 1/29/20		8,049,000	9,014,880
6.375% 3/29/21		13,167,000	14,937,962
TOTAL HUNGARY			48,560,621
Indonesia - 1.3%
Indonesian Republic:
3.375% 4/15/23 (h)		3,400,000	3,204,500
3.75% 4/25/22 (h)		4,350,000	4,284,750
4.875% 5/5/21 (h)		6,465,000	6,861,305
5.875% 1/15/24 (h)		5,955,000	6,580,275
6.625% 2/17/37		7,690,000	8,689,700
8.5% 10/12/35 (h)		6,530,000	8,815,500
TOTAL INDONESIA			38,436,030
Iraq - 0.4%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		13,355,000	10,798,853
Ivory Coast - 0.6%
Ivory Coast:
5.375% 7/23/24 (h)		4,055,000	3,801,563
5.75% 12/31/32		10,950,000	10,267,815
6.375% 3/3/28 (h)		4,570,000	4,472,888
TOTAL IVORY COAST			18,542,266
Government Obligations - continued
		Principal Amount (e)	Value
Jamaica - 0.3%
Jamaican Government:
7.625% 7/9/25		$ 1,690,000	$ 1,892,800
8% 6/24/19		3,125,000	3,503,641
8% 3/15/39		2,245,000	2,511,594
TOTAL JAMAICA			7,908,035
Jordan - 0.4%
Jordanian Kingdom 3.875% 11/12/15		10,385,000	10,333,075
Kenya - 0.4%
Republic of Kenya:
5.875% 6/24/19 (h)		3,935,000	4,017,635
6.875% 6/24/24 (h)		7,670,000	7,781,829
TOTAL KENYA			11,799,464
Lebanon - 1.7%
Lebanese Republic:
5% 10/12/17		3,340,000	3,373,400
5.15% 11/12/18		6,525,000	6,565,781
5.45% 11/28/19		6,895,000	6,938,094
6.1% 10/4/22		6,405,000	6,499,666
6.6% 11/27/26		6,560,000	6,714,160
6.65% 2/26/30 (Reg. S)		8,250,000	8,415,000
6.75% 11/29/27 (Reg. S)		6,930,000	7,172,550
9% 3/20/17		3,855,000	4,144,125
TOTAL LEBANON			49,822,776
Mexico - 1.7%
United Mexican States:
5.75% 10/12/2110		11,880,000	11,672,100
6.05% 1/11/40		13,633,000	15,473,455
8.3% 8/15/31		9,880,000	14,548,300
11.5% 5/15/26		3,595,000	5,832,888
TOTAL MEXICO			47,526,743
Government Obligations - continued
		Principal Amount (e)	Value
Mongolia - 0.2%
Mongolian People's Republic:
4.125% 1/5/18 (Reg.S)		$ 2,355,000	$ 2,254,913
5.125% 12/5/22 (Reg. S)		3,360,000	3,032,400
TOTAL MONGOLIA			5,287,313
Morocco - 0.2%
Moroccan Kingdom 4.25% 12/11/22 (h)		5,535,000	5,645,700
Namibia - 0.1%
Republic of Namibia 5.5% 11/3/21 (h)		1,822,000	1,951,508
Netherlands - 0.4%
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		11,965,000	11,944,061
Pakistan - 0.5%
Islamic Republic of Pakistan:
6.875% 6/1/17 (h)		2,825,000	2,934,469
7.125% 3/31/16 (h)		1,411,000	1,448,039
7.25% 4/15/19 (h)		5,695,000	5,969,129
8.25% 4/15/24 (h)		4,115,000	4,475,063
TOTAL PAKISTAN			14,826,700
Panama - 0.8%
Panamanian Republic:
4% 9/22/24		4,175,000	4,195,875
7.125% 1/29/26		3,870,000	4,876,200
8.875% 9/30/27		5,299,000	7,498,085
9.375% 4/1/29		5,070,000	7,503,600
TOTAL PANAMA			24,073,760
Peru - 0.3%
Peruvian Republic 8.75% 11/21/33		6,220,000	9,392,200
Philippines - 1.5%
Philippine Republic:
6.375% 10/23/34		5,005,000	6,637,881
7.75% 1/14/31		4,440,000	6,404,700
9.5% 2/2/30		7,745,000	12,537,219
10.625% 3/16/25		11,005,000	17,566,731
TOTAL PHILIPPINES			43,146,531
Qatar - 0.2%
State of Qatar 4.5% 1/20/22 (h)		4,400,000	4,882,900
Government Obligations - continued
		Principal Amount (e)	Value
Romania - 0.8%
Romanian Republic:
4.375% 8/22/23 (h)		$ 5,645,000	$ 5,785,561
4.875% 1/22/24 (h)		4,540,000	4,789,700
6.75% 2/7/22 (h)		11,213,000	13,091,178
TOTAL ROMANIA			23,666,439
Russia - 6.1%
Russian Federation:
4.5% 4/4/22 (h)		6,935,000	6,787,631
4.875% 9/16/23 (h)		12,190,000	12,055,910
5% 4/29/20 (h)		15,785,000	16,200,146
5.625% 4/4/42 (h)		18,505,000	17,394,700
5.875% 9/16/43 (h)		6,635,000	6,391,097
7.5% 3/31/30 (Reg. S)		50,609,375	59,288,276
11% 7/24/18 (Reg. S)		4,365,000	5,283,920
12.75% 6/24/28 (Reg. S)		33,394,000	52,289,661
TOTAL RUSSIA			175,691,341
Senegal - 0.3%
Republic of Senegal:
6.25% 7/30/24 (h)		2,415,000	2,313,570
8.75% 5/13/21 (h)		4,565,000	5,068,063
TOTAL SENEGAL			7,381,633
Serbia - 0.9%
Republic of Serbia:
4.875% 2/25/20 (h)		3,820,000	3,855,908
5.25% 11/21/17 (h)		2,705,000	2,794,536
5.875% 12/3/18 (h)		6,495,000	6,827,869
7.25% 9/28/21 (h)		9,915,000	11,104,800
TOTAL SERBIA			24,583,113
South Africa - 0.6%
South African Republic:
5.5% 3/9/20		9,145,000	9,949,760
5.875% 9/16/25		7,890,000	8,740,889
TOTAL SOUTH AFRICA			18,690,649
Sri Lanka - 0.5%
Democratic Socialist Republic of Sri Lanka:
5.125% 4/11/19 (h)		1,460,000	1,452,700
5.875% 7/25/22 (h)		3,225,000	3,168,563
Government Obligations - continued
		Principal Amount (e)	Value
Sri Lanka - continued
Democratic Socialist Republic of Sri Lanka: - continued
6% 1/14/19 (h)		$ 3,180,000	$ 3,247,575
6.25% 10/4/20 (h)		3,095,000	3,168,661
6.25% 7/27/21 (h)		3,225,000	3,269,344
TOTAL SRI LANKA			14,306,843
Tanzania - 0.1%
United Republic of Tanzania 6.3971% 3/9/20 (j)		2,460,000	2,487,675
Turkey - 4.8%
Turkish Republic:
4.875% 4/16/43		5,955,000	5,418,812
5.125% 3/25/22		3,805,000	3,985,738
5.625% 3/30/21		9,025,000	9,728,048
5.75% 3/22/24		10,355,000	11,209,288
6% 1/14/41		6,560,000	6,910,960
6.25% 9/26/22		11,140,000	12,392,582
6.75% 5/30/40		3,755,000	4,318,250
6.875% 3/17/36		5,770,000	6,693,200
7% 3/11/19		5,810,000	6,529,859
7% 6/5/20		10,565,000	12,059,567
7.375% 2/5/25		11,305,000	13,566,000
7.5% 11/7/19		25,775,000	29,718,575
8% 2/14/34		2,740,000	3,533,230
11.875% 1/15/30		6,575,000	11,057,178
TOTAL TURKEY			137,121,287
Ukraine - 1.4%
Ukraine Government:
6.25% 6/17/16 (h)		11,525,000	5,704,875
6.58% 11/21/16 (h)		3,685,000	1,824,075
6.75% 11/14/17 (h)		8,165,000	4,017,180
7.5% 4/17/23 (Reg. S)		5,325,000	2,769,000
7.75% 9/23/20 (h)		5,935,000	2,922,988
7.8% 11/28/22 (h)		16,970,000	8,739,550
7.95% 2/23/21 (h)		5,615,000	2,919,800
9.25% 7/24/17 (h)		21,745,000	10,459,345
TOTAL UKRAINE			39,356,813
United States of America - 3.0%
U.S. Treasury Bonds 3% 5/15/45		89,698,000	87,483,504
Government Obligations - continued
		Principal Amount (e)	Value
Uruguay - 0.3%
Uruguay Republic 4.5% 8/14/24		$ 8,150,000	$ 8,557,500
Venezuela - 2.7%
Venezuelan Republic:
oil recovery rights 4/15/20 (k)		211,320	2,113,200
6% 12/9/20		11,095,000	4,105,150
7% 12/1/18 (Reg. S)		6,075,000	2,642,625
7% 3/31/38		5,645,000	1,975,750
7.65% 4/21/25		23,245,000	8,484,425
7.75% 10/13/19 (Reg. S)		9,760,000	3,782,000
8.25% 10/13/24		13,155,000	4,900,238
9% 5/7/23 (Reg. S)		18,080,000	7,006,000
9.25% 9/15/27		20,550,000	8,682,375
9.25% 5/7/28 (Reg. S)		30,490,000	11,662,425
9.375% 1/13/34		16,015,000	6,245,850
11.75% 10/21/26 (Reg. S)		10,165,000	4,370,950
11.95% 8/5/31 (Reg. S)		15,910,000	6,801,525
12.75% 8/23/22		10,695,000	4,946,438
TOTAL VENEZUELA			77,718,951
Vietnam - 0.3%
Vietnamese Socialist Republic:
4.8% 11/19/24 (h)		4,440,000	4,440,000
6.75% 1/29/20 (h)		4,047,000	4,471,935
6.75% 1/29/20		570,000	629,850
TOTAL VIETNAM			9,541,785
Zambia - 0.4%
Republic of Zambia:
5.375% 9/20/22 (h)		2,880,000	2,487,600
8.5% 4/14/24 (h)		3,790,000	3,808,950
18.25% to 19.5001% 10/5/15 to 12/14/15	ZMW	46,355,000	5,825,652
TOTAL ZAMBIA			12,122,202
TOTAL GOVERNMENT OBLIGATIONS (Cost $1,437,176,395)			1,404,915,966
Common Stocks - 1.9%
	Shares	Value
Canada - 0.1%
First Quantum Minerals Ltd.	150,000	$ 1,961,169
Cayman Islands - 1.2%
Alibaba Group Holding Ltd. sponsored ADR	330,400	27,182,008
Baidu.com, Inc. sponsored ADR (a)	21,300	4,240,404
Tencent Holdings Ltd.	207,700	4,153,280
TOTAL CAYMAN ISLANDS		35,575,692
China - 0.3%
China Pacific Insurance (Group) Co. Ltd. (H Shares)	163,600	785,123
Kweichow Moutai Co. Ltd.	35,100	1,458,396
Ping An Insurance (Group) Co. of China Ltd.	208,000	2,748,512
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	197,500	2,667,628
TOTAL CHINA		7,659,659
Hong Kong - 0.0%
Lenovo Group Ltd.	500,000	692,765
India - 0.0%
Bharti Infratel Ltd.	144,013	1,012,833
Israel - 0.0%
Bezeq The Israel Telecommunication Corp. Ltd.	328,900	560,375
Korea (South) - 0.1%
Hyundai Mobis	6,957	1,317,378
SK Hynix, Inc.	20,480	773,790
TOTAL KOREA (SOUTH)		2,091,168
Turkey - 0.2%
Akbank T.A.S.	383,000	1,107,515
Arcelik A/S	57,000	309,447
Turkiye Garanti Bankasi A/S	702,000	2,189,436
Turkiye Halk Bankasi A/S	272,000	1,253,386
TOTAL TURKEY		4,859,784
TOTAL COMMON STOCKS (Cost $58,107,412)		54,413,445
Investment Companies - 0.9%

United States of America - 0.9%
iShares China Large-Cap ETF (g) (Cost $29,158,309)	586,900	27,056,090
Preferred Securities - 1.3%
	Principal Amount (e)	Value
Cayman Islands - 0.9%
Hutchison Whampoa International 10 Ltd. 6% (h)(i)(j)	$ 25,395,000	$ 25,947,133
China - 0.1%
Sinochem Group 5% (h)(i)(j)	3,040,000	3,177,019
Colombia - 0.2%
Colombia Telecomunicacines SA 8.5% (h)(i)(j)	4,855,000	5,141,353
India - 0.1%
State Bank of India 6.439% (i)(j)	3,840,000	3,988,691
TOTAL PREFERRED SECURITIES (Cost $38,006,063)		38,254,196
Money Market Funds - 9.5%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	254,280,335	254,280,335
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	17,024,600	17,024,600
TOTAL MONEY MARKET FUNDS (Cost $271,304,935)		271,304,935
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $2,982,313,007)		2,878,108,925
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(5,170,688)
NET ASSETS - 100%		$ 2,872,938,237
Currency Abbreviations
BRL	-	Brazilian real
EUR	-	European Monetary Unit
ZMW	-	Zambian kwacha
Security Type Abbreviations
ETF - Exchange-Traded Fund
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Amount is stated in United States dollars unless otherwise noted.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g) Security or a portion of the security is on loan at period end.

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,119,058,205 or 39.0% of net assets.

(i) Security is perpetual in nature with no stated maturity date.
(j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(k) Quantity represents share amount.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 192,136
Fidelity Securities Lending Cash Central Fund	84,604
Total	$ 276,740
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of June 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,626,825	$ 1,626,825	$ -	$ -
Consumer Staples	1,458,396	1,458,396	-	-
Financials	10,751,600	8,562,164	2,189,436	-
Information Technology	37,042,247	32,888,967	4,153,280	-
Materials	1,961,169	1,961,169	-	-
Telecommunication Services	1,573,208	1,573,208	-	-
Corporate Bonds	1,082,164,293	-	1,082,157,604	6,689
Government Obligations	1,404,915,966	-	1,402,802,766	2,113,200
Investment Companies	27,056,090	27,056,090	-	-
Preferred Securities	38,254,196	-	38,254,196	-
Money Market Funds	271,304,935	271,304,935	-	-
Total Investments in Securities:	$ 2,878,108,925	$ 346,431,754	$ 2,529,557,282	$ 2,119,889
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	3.0%
AAA,AA,A	11.6%
BBB	26.1%
BB	25.1%
B	10.5%
CCC,CC,C	8.1%
Not Rated	3.4%
Equities	2.9%
Short-Term Investments and Net Other Assets	9.3%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $17,061,610) - See accompanying schedule: Unaffiliated issuers (cost $2,711,008,072)	$ 2,606,803,990
Fidelity Central Funds (cost $271,304,935)	271,304,935
Total Investments (cost $2,982,313,007)		$ 2,878,108,925
Receivable for investments sold		530,938
Receivable for fund shares sold		3,335,943
Dividends receivable		11,872
Interest receivable		42,347,144
Distributions receivable from Fidelity Central Funds		63,640
Other receivables		36,543
Total assets		2,924,435,005

Liabilities
Payable for investments purchased	$ 22,366,553
Payable for fund shares redeemed	4,866,206
Distributions payable	4,924,198
Accrued management fee	1,574,726
Distribution and service plan fees payable	179,118
Other affiliated payables	464,982
Other payables and accrued expenses	96,385
Collateral on securities loaned, at value	17,024,600
Total liabilities		51,496,768

Net Assets		$ 2,872,938,237
Net Assets consist of:
Paid in capital		$ 2,979,116,753
Undistributed net investment income		19,916,043
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(21,875,189)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(104,219,370)
Net Assets		$ 2,872,938,237

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

June 30, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($275,861,793 ÷ 20,608,413 shares)

$ 13.39

Maximum offering price per share (100/96.00 of $13.39)	$ 13.95
Class T:
Net Asset Value and redemption price per share ($86,660,658 ÷ 6,502,087 shares)	$ 13.33

Maximum offering price per share (100/96.00 of $13.33)	$ 13.89
Class B:
Net Asset Value and offering price per share ($5,237,916 ÷ 386,491 shares)A	$ 13.55

Class C:
Net Asset Value and offering price per share ($117,965,835 ÷ 8,745,767 shares)A	$ 13.49

Institutional Class:
Net Asset Value, offering price and redemption price per share ($2,387,212,035 ÷ 181,827,388 shares)	$ 13.13

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2015 (Unaudited)

Investment Income
Dividends		$ 1,695,984
Interest		86,718,941
Income from Fidelity Central Funds		276,740
Income before foreign taxes withheld		88,691,665
Less foreign taxes withheld		(2,356)
Total income		88,689,309

Expenses
Management fee	$ 9,151,303
Transfer agent fees	2,126,980
Distribution and service plan fees	1,102,127
Accounting and security lending fees	605,433
Custodian fees and expenses	42,455
Independent trustees' compensation	5,688
Registration fees	296,124
Audit	43,851
Legal	1,912
Miscellaneous	10,287
Total expenses before reductions	13,386,160
Expense reductions	(50,872)	13,335,288
Net investment income (loss)		75,354,021
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	488,086
Foreign currency transactions	(392,132)
Total net realized gain (loss)		95,954
Change in net unrealized appreciation (depreciation) on: Investment securities	(19,370,141)
Assets and liabilities in foreign currencies	30,940
Total change in net unrealized appreciation (depreciation)		(19,339,201)
Net gain (loss)		(19,243,247)
Net increase (decrease) in net assets resulting from operations		$ 56,110,774

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2015 (Unaudited)	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 75,354,021	$ 122,276,321
Net realized gain (loss)	95,954	5,625,210
Change in net unrealized appreciation (depreciation)	(19,339,201)	(57,165,591)
Net increase (decrease) in net assets resulting from operations	56,110,774	70,735,940
Distributions to shareholders from net investment income	(65,819,006)	(108,098,355)
Distributions to shareholders from net realized gain	-	(24,974,778)
Total distributions	(65,819,006)	(133,073,133)
Share transactions - net increase (decrease)	233,505,631	616,181,307
Redemption fees	243,129	289,479
Total increase (decrease) in net assets	224,040,528	554,133,593

Net Assets
Beginning of period	2,648,897,709	2,094,764,116
End of period (including undistributed net investment income of $19,916,043 and undistributed net investment income of $10,381,028, respectively)	$ 2,872,938,237	$ 2,648,897,709

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.43	$ 13.60	$ 15.30	$ 13.55	$ 13.32	$ 12.76
Income from Investment Operations
Net investment income (loss) E	.353	.690	.639	.668	.726	.717
Net realized and unrealized gain (loss)	(.087)	(.133)	(1.670)	1.920	.256	.568
Total from investment operations	.266	.557	(1.031)	2.588	.982	1.285
Distributions from net investment income	(.307)	(.602)	(.577)	(.603)	(.698)	(.670)
Distributions from net realized gain	-	(.127)	(.095)	(.237)	(.057)	(.060)
Total distributions	(.307)	(.729)	(.672)	(.840)	(.755)	(.730)
Redemption fees added to paid in capitalE	.001	.002	.003	.002	.003	.005
Net asset value, end of period	$ 13.39	$ 13.43	$ 13.60	$ 15.30	$ 13.55	$ 13.32
Total ReturnB, C, D	1.99%	4.01%	(6.83)%	19.54%	7.59%	10.28%
Ratios to Average Net Assets F, H
Expenses before reductions	1.17%A	1.16%	1.17%	1.18%	1.19%	1.24%
Expenses net of fee waivers, if any	1.17%A	1.16%	1.17%	1.18%	1.18%	1.20%
Expenses net of all reductions	1.17%A	1.16%	1.17%	1.18%	1.18%	1.20%
Net investment income (loss)	5.28%A	4.88%	4.45%	4.59%	5.40%	5.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 275,862	$ 289,083	$ 348,952	$ 480,718	$ 309,900	$ 310,674
Portfolio turnover rateG	132% A	143%	138%	87%	133%	96%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.37	$ 13.54	$ 15.24	$ 13.50	$ 13.28	$ 12.71
Income from Investment Operations
Net investment income (loss) E	.349	.681	.635	.662	.721	.714
Net realized and unrealized gain (loss)	(.088)	(.130)	(1.668)	1.914	.249	.581
Total from investment operations	.261	.551	(1.033)	2.576	.970	1.295
Distributions from net investment income	(.302)	(.596)	(.575)	(.601)	(.696)	(.670)
Distributions from net realized gain	-	(.127)	(.095)	(.237)	(.057)	(.060)
Total distributions	(.302)	(.723)	(.670)	(.838)	(.753)	(.730)
Redemption fees added to paid in capitalE	.001	.002	.003	.002	.003	.005
Net asset value, end of period	$ 13.33	$ 13.37	$ 13.54	$ 15.24	$ 13.50	$ 13.28
Total ReturnB, C, D	1.97%	3.99%	(6.87)%	19.51%	7.52%	10.41%
Ratios to Average Net Assets F, H
Expenses before reductions	1.22%A	1.20%	1.19%	1.20%	1.21%	1.24%
Expenses net of fee waivers, if any	1.22%A	1.20%	1.19%	1.20%	1.20%	1.20%
Expenses net of all reductions	1.21%A	1.19%	1.19%	1.20%	1.20%	1.20%
Net investment income (loss)	5.24%A	4.85%	4.44%	4.57%	5.39%	5.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 86,661	$ 87,301	$ 89,378	$ 138,448	$ 104,920	$ 114,786
Portfolio turnover rateG	132% A	143%	138%	87%	133%	96%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.59	$ 13.76	$ 15.47	$ 13.69	$ 13.46	$ 12.88
Income from Investment Operations
Net investment income (loss) E	.309	.596	.546	.569	.639	.637
Net realized and unrealized gain (loss)	(.089)	(.139)	(1.691)	1.944	.248	.580
Total from investment operations	.220	.457	(1.145)	2.513	.887	1.217
Distributions from net investment income	(.261)	(.502)	(.473)	(.498)	(.603)	(.582)
Distributions from net realized gain	-	(.127)	(.095)	(.237)	(.057)	(.060)
Total distributions	(.261)	(.629)	(.568)	(.735)	(.660)	(.642)
Redemption fees added to paid in capitalE	.001	.002	.003	.002	.003	.005
Net asset value, end of period	$ 13.55	$ 13.59	$ 13.76	$ 15.47	$ 13.69	$ 13.46
Total ReturnB, C, D	1.63%	3.24%	(7.49)%	18.71%	6.77%	9.63%
Ratios to Average Net Assets F, H
Expenses before reductions	1.90%A	1.88%	1.89%	1.89%	1.90%	1.93%
Expenses net of fee waivers, if any	1.90%A	1.88%	1.89%	1.89%	1.87%	1.85%
Expenses net of all reductions	1.89%A	1.87%	1.89%	1.89%	1.87%	1.85%
Net investment income (loss)	4.56%A	4.17%	3.73%	3.87%	4.71%	4.75%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,238	$ 6,410	$ 8,975	$ 18,474	$ 18,427	$ 21,843
Portfolio turnover rateG	132% A	143%	138%	87%	133%	96%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.52	$ 13.70	$ 15.40	$ 13.64	$ 13.40	$ 12.83
Income from Investment Operations
Net investment income (loss) E	.305	.588	.536	.564	.630	.622
Net realized and unrealized gain (loss)	(.078)	(.147)	(1.675)	1.925	.262	.572
Total from investment operations	.227	.441	(1.139)	2.489	.892	1.194
Distributions from net investment income	(.258)	(.496)	(.469)	(.494)	(.598)	(.569)
Distributions from net realized gain	-	(.127)	(.095)	(.237)	(.057)	(.060)
Total distributions	(.258)	(.623)	(.564)	(.731)	(.655)	(.629)
Redemption fees added to paid in capitalE	.001	.002	.003	.002	.003	.005
Net asset value, end of period	$ 13.49	$ 13.52	$ 13.70	$ 15.40	$ 13.64	$ 13.40
Total ReturnB, C, D	1.69%	3.14%	(7.48)%	18.59%	6.83%	9.48%
Ratios to Average Net Assets F, H
Expenses before reductions	1.93%A	1.91%	1.92%	1.92%	1.93%	1.96%
Expenses net of fee waivers, if any	1.93%A	1.91%	1.92%	1.92%	1.92%	1.95%
Expenses net of all reductions	1.93%A	1.91%	1.92%	1.92%	1.92%	1.95%
Net investment income (loss)	4.52%A	4.13%	3.71%	3.84%	4.66%	4.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 117,966	$ 130,015	$ 151,747	$ 213,626	$ 126,005	$ 124,907
Portfolio turnover rateG	132% A	143%	138%	87%	133%	96%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.17	$ 13.35	$ 15.03	$ 13.33	$ 13.12	$ 12.57
Income from Investment Operations
Net investment income (loss) D	.364	.713	.663	.701	.753	.743
Net realized and unrealized gain (loss)	(.085)	(.132)	(1.633)	1.881	.249	.568
Total from investment operations	.279	.581	(.970)	2.582	1.002	1.311
Distributions from net investment income	(.320)	(.636)	(.618)	(.647)	(.738)	(.706)
Distributions from net realized gain	-	(.127)	(.095)	(.237)	(.057)	(.060)
Total distributions	(.320)	(.763)	(.713)	(.884)	(.795)	(.766)
Redemption fees added to paid in capital D	.001	.002	.003	.002	.003	.005
Net asset value, end of period	$ 13.13	$ 13.17	$ 13.35	$ 15.03	$ 13.33	$ 13.12
Total ReturnB, C	2.13%	4.27%	(6.54)%	19.84%	7.88%	10.67%
Ratios to Average Net Assets E, G
Expenses before reductions	.89%A	.89%	.89%	.89%	.89%	.92%
Expenses net of fee waivers, if any	.89%A	.89%	.89%	.89%	.89%	.92%
Expenses net of all reductions	.88%A	.88%	.89%	.89%	.89%	.92%
Net investment income (loss)	5.57%A	5.16%	4.74%	4.88%	5.70%	5.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,387,212	$ 2,136,089	$ 1,495,712	$ 1,376,278	$ 585,546	$ 489,838
Portfolio turnover rateF	132% A	143%	138%	87%	133%	96%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2015 (Unaudited)

1. Organization.

Fidelity Advisor® Emerging Markets Income Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved a change in the name of Institutional Class to Class I effective July 1, 2015.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, market discount, deferred trustee compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 61,792,567
Gross unrealized depreciation	(155,571,827)
Net unrealized appreciation (depreciation) on securities	$ (93,779,260)

Tax cost	$ 2,971,888,185

The Fund elected to defer to its next fiscal year approximately $13,951,583 of capital losses recognized during the period November 1, 2014 to December 31, 2014.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,319,779,801 and $1,140,734,871, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .66% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 349,497	$ 12,734
Class T	-%	.25%	108,391	1,101
Class B	.65%	.25%	26,248	19,049
Class C	.75%	.25%	617,991	66,742
			$ 1,102,127	$ 99,626

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 10,409
Class T	2,409
Class B*	3,386
Class C*	9,527
$ 25,731

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 252,562.18
Class T	96,609.22
Class B	7,295.25
Class C	112,630.18
Institutional Class	1,657,884.15
	$ 2,126,980

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $5,907 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,110 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash)

Semiannual Report

7. Security Lending - continued

against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $84,604. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $50,311 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $561.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2015	Year ended December 31, 2014
From net investment income
Class A	$ 6,373,428	$ 14,154,957
Class T	1,956,257	3,789,745
Class B	112,048	264,497
Class C	2,347,260	4,950,220
Institutional Class	55,030,013	84,938,936
Total	$ 65,819,006	$ 108,098,355

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders - continued

	Six months ended June 30, 2015	Year ended December 31, 2014
From net realized gain
Class A	$ -	$ 2,726,364
Class T	-	822,069
Class B	-	59,685
Class C	-	1,213,697
Institutional Class	-	20,152,963
Total	$ -	$ 24,974,778

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended June 30, 2015	Year ended December 31, 2014	Six months ended June 30, 2015	Year ended December 31, 2014
Class A
Shares sold	2,281,404	8,225,469	$ 30,772,879	$ 116,846,135
Reinvestment of distributions	446,564	1,097,751	6,022,955	15,377,403
Shares redeemed	(3,651,740)	(13,447,086)	(49,139,769)	(189,446,977)
Net increase (decrease)	(923,772)	(4,123,866)	$ (12,343,935)	$ (57,223,439)
Class T
Shares sold	574,000	1,313,987	$ 7,723,848	$ 18,629,838
Reinvestment of distributions	135,470	305,331	1,819,322	4,253,850
Shares redeemed	(738,204)	(1,687,384)	(9,903,606)	(23,568,543)
Net increase (decrease)	(28,734)	(68,066)	$ (360,436)	$ (684,855)
Class B
Shares sold	28,510	39,661	$ 396,063	$ 576,775
Reinvestment of distributions	7,402	20,244	101,016	286,401
Shares redeemed	(120,972)	(240,398)	(1,653,166)	(3,393,040)
Net increase (decrease)	(85,060)	(180,493)	$ (1,156,087)	$ (2,529,864)
Class C
Shares sold	473,327	1,345,113	$ 6,437,145	$ 19,209,999
Reinvestment of distributions	153,499	375,099	2,085,477	5,278,928
Shares redeemed	(1,494,100)	(3,185,498)	(20,246,679)	(44,617,846)
Net increase (decrease)	(867,274)	(1,465,286)	$ (11,724,057)	$ (20,128,919)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2015	Year ended December 31, 2014	Six months ended June 30, 2015	Year ended December 31, 2014
Institutional Class
Shares sold	40,002,485	85,074,658	$ 528,228,762	$ 1,173,430,507
Reinvestment of distributions	2,008,749	3,521,942	26,568,243	48,268,307
Shares redeemed	(22,403,890)	(38,413,762)	(295,706,859)	(524,950,430)
Net increase (decrease)	19,607,344	50,182,838	$ 259,090,146	$ 696,748,384

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, one otherwise unaffiliated shareholder was the owner of record of 54% of the total outstanding shares of the Fund.

12. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (UK) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

EMI-USAN-0815
1.787773.112

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series VIII's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 26, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 26, 2015